PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.2%
		Basic Materials: 0.6%
445,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$ 442,692	0.0
1,250,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,342,087	0.1
476,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	574,807	0.0
1,195,000		Celanese US Holdings LLC, 1.400%, 08/05/2026	1,187,124	0.0
1,506,000		Dow Chemical Co/The, 4.250%, 10/01/2034	1,740,848	0.1
500,000		Dow Chemical Co/The, 4.625%, 10/01/2044	609,992	0.0
1,590,000	(1)	Ecolab, Inc., 2.750%, 08/18/2055	1,530,058	0.1
1,659,000	(1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	1,638,832	0.1
2,195,000	(1),(2)	Glencore Funding LLC, 2.625%, 09/23/2031	2,150,649	0.1
2,445,000		Mosaic Co/The, 5.450%, 11/15/2033	3,072,917	0.1
702,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	746,708	0.0
561,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	643,448	0.0
747,000		Newmont Corp., 2.250%, 10/01/2030	743,644	0.0
1,333,000		PPG Industries, Inc., 1.200%, 03/15/2026	1,327,916	0.0
1,147,000	(2)	Steel Dynamics, Inc., 1.650%, 10/15/2027	1,135,948	0.0
250,000		Teck Resources Ltd., 6.125%, 10/01/2035	324,589	0.0
			19,212,259	0.6

		Communications: 2.6%
6,026,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	6,458,315	0.2
725,000	(2)	Amazon.com, Inc., 2.100%, 05/12/2031	734,876	0.0
2,340,000		Amazon.com, Inc., 2.875%, 05/12/2041	2,416,738	0.1
813,000	(2)	Amazon.com, Inc., 3.100%, 05/12/2051	851,556	0.0
1,664,000		Amazon.com, Inc., 3.250%, 05/12/2061	1,773,840	0.1
2,080,000		AT&T, Inc., 1.700%, 03/25/2026	2,106,276	0.1
3,130,000	(2)	AT&T, Inc., 2.550%, 12/01/2033	3,082,179	0.1
1,520,000		AT&T, Inc., 3.100%, 02/01/2043	1,459,951	0.1
4,606,000		AT&T, Inc., 3.550%, 09/15/2055	4,551,462	0.2
2,948,000	(2)	AT&T, Inc., 3.650%, 09/15/2059	2,945,663	0.1
764,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	763,718	0.0
1,065,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	1,043,125	0.0
820,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	783,800	0.0
829,000	(2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	827,259	0.0
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	769,145	0.0
2,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,812,749	0.1
1,250,000		Comcast Corp., 2.650%, 02/01/2030	1,304,826	0.1
1,574,000	(1)	Comcast Corp., 2.887%, 11/01/2051	1,512,419	0.1
2,279,000		Comcast Corp., 3.999%, 11/01/2049	2,643,023	0.1
3,655,000		Comcast Corp., 4.000%, 03/01/2048	4,187,192	0.1
765,000		Corning, Inc., 5.450%, 11/15/2079	1,040,822	0.0
3,500,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,368,566	0.1
1,000,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,000,000	0.0
738,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	735,425	0.0
550,000	(1)	NBN Co. Ltd., 1.625%, 01/08/2027	548,570	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,700,539	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	4,742,877	0.2
527,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	531,539	0.0
735,000		T-Mobile USA, Inc., 3.300%, 02/15/2051	712,206	0.0
1,995,000	(2)	T-Mobile USA, Inc., 3.600%, 11/15/2060	1,965,548	0.1
865,000	(1)	T-Mobile USA, Inc., 3.600%, 11/15/2060	852,230	0.0
818,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	901,756	0.0
462,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	510,369	0.0
851,000		T-Mobile USA, Inc., 4.375%, 04/15/2040	981,497	0.0
806,000	(2)	VeriSign, Inc., 2.700%, 06/15/2031	820,177	0.0
861,000		Verizon Communications, Inc., 2.100%, 03/22/2028	874,682	0.0
3,837,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	3,796,849	0.1
542,000		Verizon Communications, Inc., 2.987%, 10/30/2056	501,687	0.0
779,000		Verizon Communications, Inc., 3.400%, 03/22/2041	814,291	0.0
4,555,000	(2)	Verizon Communications, Inc., 3.700%, 03/22/2061	4,820,250	0.2
2,000,000		Verizon Communications, Inc., 3.850%, 11/01/2042	2,201,984	0.1
240,000		Verizon Communications, Inc., 4.000%, 03/22/2050	273,100	0.0
208,000	(2)	Verizon Communications, Inc., 4.500%, 08/10/2033	247,879	0.0
2,750,000	(2)	Verizon Communications, Inc., 4.812%, 03/15/2039	3,414,969	0.1
1,950,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,486,425	0.1
500,000		Vodafone Group PLC, 4.375%, 02/19/2043	581,724	0.0
880,000		Vodafone Group PLC, 5.125%, 06/19/2059	1,150,955	0.0
539,000		Walt Disney Co/The, 2.000%, 09/01/2029	544,201	0.0
			87,149,229	2.6

		Consumer, Cyclical: 1.0%
717,014	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	800,291	0.0
40,671		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	42,224	0.0
2,251,607		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	2,272,527	0.1
386,719		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	386,419	0.0
727,903		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	717,732	0.0
48,583		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	49,085	0.0
519,841	(1)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	562,517	0.0
23,766		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	25,079	0.0
1,875,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,936,681	0.1
648,574		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	652,500	0.0
515,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	551,202	0.0
793,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	884,685	0.0
1,400,000		General Motors Co., 5.400%, 04/01/2048	1,738,973	0.1
935,000		General Motors Co., 6.125%, 10/01/2025	1,095,915	0.0
1,000,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,069,047	0.0
1,893,000	(2)	General Motors Financial Co., Inc., 4.350%, 01/17/2027	2,123,504	0.1
873,000	(1)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	927,372	0.0
1,652,000		Hasbro, Inc., 3.000%, 11/19/2024	1,750,082	0.1
1,155,000		Lowe's Cos, Inc., 1.700%, 10/15/2030	1,105,121	0.1
595,000		Lowe's Cos, Inc., 2.800%, 09/15/2041	579,398	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

550,000		McDonald's Corp., 3.500%, 07/01/2027	608,012	0.0
222,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	241,694	0.0
2,225,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	2,503,848	0.1
2,250,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	2,286,842	0.1
956,663		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,011,396	0.0
130,592		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	140,437	0.0
583,173		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	616,718	0.0
1,773,527		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	1,853,502	0.1
3,828,791		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,887,293	0.1
61,213		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	68,625	0.0
824,705		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	868,908	0.0
			33,357,629	1.0

		Consumer, Non-cyclical: 4.4%
114,000		Abbott Laboratories, 4.900%, 11/30/2046	154,549	0.0
2,554,000		AbbVie, Inc., 2.600%, 11/21/2024	2,685,702	0.1
830,000		AbbVie, Inc., 2.900%, 11/06/2022	852,626	0.0
1,441,000	(2)	AbbVie, Inc., 2.950%, 11/21/2026	1,544,308	0.1
732,000	(2)	AbbVie, Inc., 4.050%, 11/21/2039	842,071	0.0
2,250,000		AbbVie, Inc., 4.300%, 05/14/2036	2,641,073	0.1
1,964,000	(2)	AbbVie, Inc., 4.400%, 11/06/2042	2,349,354	0.1
1,037,000		AbbVie, Inc., 4.500%, 05/14/2035	1,240,925	0.0
522,000		AbbVie, Inc., 4.550%, 03/15/2035	626,006	0.0
1,700,000		AbbVie, Inc., 4.625%, 10/01/2042	2,060,811	0.1
2,403,000		Aetna, Inc., 4.500%, 05/15/2042	2,880,148	0.1
848,000		Altria Group, Inc., 2.450%, 02/04/2032	813,152	0.0
1,691,000	(2)	Altria Group, Inc., 3.700%, 02/04/2051	1,595,217	0.1
301,000		Altria Group, Inc., 4.800%, 02/14/2029	346,178	0.0
730,000		Altria Group, Inc., 5.800%, 02/14/2039	898,706	0.0
2,000,000		Altria Group, Inc., 5.950%, 02/14/2049	2,536,631	0.1
798,000	(2)	Amgen, Inc., 3.375%, 02/21/2050	820,588	0.0
2,462,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,977,454	0.1
4,049,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,984,697	0.2
1,909,000		Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	2,107,857	0.1
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,633,542	0.1
1,416,000	(2)	Anthem, Inc., 2.875%, 09/15/2029	1,491,356	0.1
1,000,000		Anthem, Inc., 3.500%, 08/15/2024	1,070,784	0.0
1,192,000	(2)	Archer-Daniels-Midland Co., 2.700%, 09/15/2051	1,167,015	0.0
862,000		Astrazeneca Finance LLC, 1.750%, 05/28/2028	867,631	0.0
878,000		AstraZeneca PLC, 0.700%, 04/08/2026	859,978	0.0
924,000		AstraZeneca PLC, 1.375%, 08/06/2030	879,955	0.0
3,079,000		BAT Capital Corp., 2.259%, 03/25/2028	3,058,041	0.1
866,000	(2)	BAT Capital Corp., 2.726%, 03/25/2031	853,500	0.0
140,000		BAT Capital Corp., 3.215%, 09/06/2026	149,333	0.0
866,000	(2)	BAT Capital Corp., 3.734%, 09/25/2040	836,888	0.0
750,000		BAT Capital Corp., 4.390%, 08/15/2037	806,558	0.0
227,000		Becton Dickinson and Co., 3.363%, 06/06/2024	241,439	0.0
863,000	(2)	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	811,630	0.0
1,757,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	2,112,072	0.1
2,000,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	2,399,207	0.1
2,195,000		Cigna Corp., 3.250%, 04/15/2025	2,351,716	0.1
2,161,000		Cigna Corp., 3.750%, 07/15/2023	2,284,831	0.1
3,000,000		Cigna Corp., 4.800%, 08/15/2038	3,674,522	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

485,000		Cigna Corp., 4.800%, 07/15/2046	606,726	0.0
935,000		Cigna Corp., 4.900%, 12/15/2048	1,196,880	0.0
1,443,000		Coca-Cola Co/The, 2.875%, 05/05/2041	1,489,808	0.1
1,355,000	(2)	CVS Health Corp., 2.125%, 09/15/2031	1,332,298	0.0
798,000		CVS Health Corp., 2.700%, 08/21/2040	762,668	0.0
1,075,000		CVS Health Corp., 3.875%, 07/20/2025	1,177,448	0.0
1,886,000		CVS Health Corp., 4.125%, 04/01/2040	2,164,208	0.1
3,000,000	(2)	CVS Health Corp., 4.780%, 03/25/2038	3,681,974	0.1
3,500,000	(2)	CVS Health Corp., 5.050%, 03/25/2048	4,513,111	0.1
56,041		CVS Pass-Through Trust, 6.943%, 01/10/2030	67,831	0.0
255,000		Dentsply Sirona, Inc., 3.250%, 06/01/2030	271,893	0.0
1,400,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	1,508,857	0.1
1,914,000		Equifax, Inc., 2.350%, 09/15/2031	1,885,843	0.1
1,237,000	(1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	1,243,731	0.0
743,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	743,038	0.0
557,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	599,606	0.0
566,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	686,367	0.0
1,676,000		Global Payments, Inc., 1.200%, 03/01/2026	1,659,810	0.1
1,000,000	(2)	Global Payments, Inc., 2.650%, 02/15/2025	1,045,597	0.0
3,000,000		Global Payments, Inc., 3.200%, 08/15/2029	3,173,199	0.1
602,000	(1)	GXO Logistics, Inc., 1.650%, 07/15/2026	598,147	0.0
1,166,000		HCA, Inc., 4.125%, 06/15/2029	1,303,362	0.0
1,604,000		HCA, Inc., 4.500%, 02/15/2027	1,806,685	0.1
407,000		HCA, Inc., 5.125%, 06/15/2039	505,555	0.0
772,000		HCA, Inc., 5.250%, 04/15/2025	875,496	0.0
500,000		HCA, Inc., 5.250%, 06/15/2049	639,279	0.0
1,932,000	(2)	Hormel Foods Corp., 3.050%, 06/03/2051	2,015,861	0.1
1,115,000		Humana, Inc., 1.350%, 02/03/2027	1,100,611	0.0
1,229,000		Humana, Inc., 2.150%, 02/03/2032	1,201,614	0.0
1,815,000		Humana, Inc., 3.125%, 08/15/2029	1,936,427	0.1
969,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	1,032,773	0.0
2,500,000	(1)	Mars, Inc., 4.125%, 04/01/2054	3,111,915	0.1
1,595,000		McKesson Corp., 1.300%, 08/15/2026	1,582,862	0.1
1,436,000		Medtronic, Inc., 4.375%, 03/15/2035	1,767,177	0.1
1,627,000		Mylan, Inc., 5.200%, 04/15/2048	2,006,344	0.1
1,537,000	(1)	Nestle Holdings, Inc., 1.500%, 09/14/2028	1,520,031	0.1
1,890,000	(1),(2)	Nestle Holdings, Inc., 2.625%, 09/14/2051	1,851,499	0.1
1,102,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	1,176,846	0.0
237,000	(2)	PerkinElmer, Inc., 1.900%, 09/15/2028	235,417	0.0
2,449,000		PerkinElmer, Inc., 3.300%, 09/15/2029	2,642,005	0.1
1,500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,629,906	0.1
770,000		Quanta Services, Inc., 2.350%, 01/15/2032	754,176	0.0
1,250,000		Reynolds American, Inc., 5.850%, 08/15/2045	1,502,145	0.1
624,000		Reynolds American, Inc., 6.150%, 09/15/2043	771,451	0.0
537,000		Royalty Pharma PLC, 1.200%, 09/02/2025	533,841	0.0
796,000	(2)	Royalty Pharma PLC, 1.750%, 09/02/2027	793,254	0.0
1,673,000		Royalty Pharma PLC, 3.300%, 09/02/2040	1,670,444	0.1
1,132,000		Royalty Pharma PLC, 3.550%, 09/02/2050	1,114,256	0.0
406,000		STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	439,025	0.0
600,000	(2)	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	627,627	0.0
430,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	473,257	0.0
830,000	(1)	Triton Container International Ltd., 2.050%, 04/15/2026	833,191	0.0
862,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	871,145	0.0
1,165,000	(2)	Unilever Capital Corp., 1.750%, 08/12/2031	1,136,481	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

780,000	(2)	Unilever Capital Corp., 2.625%, 08/12/2051	753,112	0.0
648,000	(2)	UnitedHealth Group, Inc., 1.150%, 05/15/2026	648,760	0.0
1,783,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	1,820,487	0.1
730,000	(2)	UnitedHealth Group, Inc., 3.050%, 05/15/2041	755,221	0.0
1,783,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	1,888,789	0.1
1,111,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,227,808	0.0
1,500,000	(1)	Viatris, Inc., 3.850%, 06/22/2040	1,611,348	0.1
536,000	(1),(2)	Viatris, Inc., 4.000%, 06/22/2050	570,867	0.0
1,065,000	(1)	Viterra Finance BV, 2.000%, 04/21/2026	1,073,209	0.0
			144,728,650	4.4

		Energy: 2.7%
450,000	(2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	437,787	0.0
357,000		BP Capital Markets America, Inc., 2.772%, 11/10/2050	329,886	0.0
1,245,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	1,321,557	0.1
1,000,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	997,410	0.0
923,000	(2),(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	1,016,925	0.0
408,000	(2)	Burlington Resources LLC, 5.950%, 10/15/2036	558,828	0.0
205,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	285,889	0.0
1,694,000	(2)	Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	1,648,518	0.1
1,613,000	(2)	Cenovus Energy, Inc., 5.400%, 06/15/2047	1,982,356	0.1
1,665,000	(2)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	1,807,853	0.1
117,000		Chevron USA, Inc., 3.250%, 10/15/2029	128,197	0.0
4,243,000		Cimarex Energy Co., 3.900%, 05/15/2027	4,645,321	0.2
1,334,000	(1)	ConocoPhillips, 2.400%, 02/15/2031	1,358,082	0.1
647,000	(1)	ConocoPhillips, 3.750%, 10/01/2027	722,996	0.0
1,652,000	(2)	Diamondback Energy, Inc., 2.875%, 12/01/2024	1,735,196	0.1
266,000	(2)	Diamondback Energy, Inc., 3.125%, 03/24/2031	276,408	0.0
1,160,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	1,242,814	0.0
3,000,000	(2)	Diamondback Energy, Inc., 3.500%, 12/01/2029	3,210,300	0.1
31,000	(2)	Diamondback Energy, Inc., 4.400%, 03/24/2051	35,224	0.0
979,000	(2),(3)	Enbridge, Inc., 5.750%, 07/15/2080	1,108,668	0.0
1,067,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,135,799	0.0
582,000		Energy Transfer L.P., 4.250%, 04/01/2024	623,261	0.0
275,000		Energy Transfer L.P., 4.900%, 03/15/2035	315,868	0.0
1,625,000		Energy Transfer L.P., 5.300%, 04/01/2044	1,886,009	0.1
2,000,000		Energy Transfer L.P., 5.300%, 04/15/2047	2,347,008	0.1
845,000		Energy Transfer L.P., 5.350%, 05/15/2045	987,122	0.0
490,000		Energy Transfer L.P., 5.800%, 06/15/2038	600,448	0.0
1,385,000	(2)	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,503,174	0.1
589,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	639,377	0.0
283,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	319,437	0.0
2,400,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,364,422	0.1
826,000	(2)	Equinor ASA, 3.125%, 04/06/2030	899,119	0.0
1,394,000		Exxon Mobil Corp., 2.726%, 03/01/2023	1,436,492	0.1
755,000		Exxon Mobil Corp., 4.227%, 03/19/2040	897,112	0.0
1,732,000	(1)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	1,758,302	0.1
79,000		Halliburton Co., 3.500%, 08/01/2023	82,797	0.0
66,000	(2)	Halliburton Co., 3.800%, 11/15/2025	72,316	0.0
2,676,000		Hess Corp., 5.600%, 02/15/2041	3,348,886	0.1
1,000,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,088,246	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

920,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,144,028	0.0
786,000	(2)	Kinder Morgan, Inc., 5.550%, 06/01/2045	1,002,831	0.0
647,000	(1)	Lundin Energy Finance BV, 2.000%, 07/15/2026	651,211	0.0
751,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	838,686	0.0
1,336,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	1,565,367	0.1
1,000,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,198,865	0.0
373,000		MPLX L.P., 4.700%, 04/15/2048	431,471	0.0
479,000		MPLX L.P., 5.200%, 03/01/2047	581,859	0.0
928,000		MPLX L.P., 5.200%, 12/01/2047	1,129,615	0.0
570,000		MPLX L.P., 5.500%, 02/15/2049	723,809	0.0
679,000	(1)	Northern Natural Gas Co., 3.400%, 10/16/2051	693,299	0.0
718,000		ONEOK Partners L.P., 6.125%, 02/01/2041	924,464	0.0
908,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,180,673	0.0
770,000		ONEOK, Inc., 2.200%, 09/15/2025	787,568	0.0
510,000		Phillips 66, 0.900%, 02/15/2024	510,141	0.0
1,380,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	1,452,779	0.1
1,180,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	1,320,114	0.1
1,779,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,972,387	0.1
500,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	539,767	0.0
900,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,005,560	0.0
906,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	1,042,128	0.0
1,046,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	1,066,182	0.0
500,000	(1)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	534,307	0.0
1,500,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,518,643	0.1
4,500,000		Shell International Finance BV, 3.250%, 05/11/2025	4,863,184	0.2
1,320,000		Shell International Finance BV, 4.125%, 05/11/2035	1,558,671	0.1
616,000		Shell International Finance BV, 4.000%, 05/10/2046	725,878	0.0
500,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	508,995	0.0
2,000,000		TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	2,087,311	0.1
257,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	274,906	0.0
392,000		Valero Energy Corp., 2.850%, 04/15/2025	412,999	0.0
3,804,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	4,170,728	0.1
1,017,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	1,284,615	0.1
1,128,000		Williams Partners L.P., 3.600%, 03/15/2022	1,138,271	0.0
			87,996,722	2.7

		Financial: 9.4%
1,862,000	(2)	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	1,806,609	0.1
826,000	(2)	American Homes 4 Rent L.P., 2.375%, 07/15/2031	819,173	0.0
258,000	(2)	American Homes 4 Rent L.P., 3.375%, 07/15/2051	262,287	0.0
1,265,000		American International Group, Inc., 3.400%, 06/30/2030	1,381,272	0.1
215,000		American International Group, Inc., 3.875%, 01/15/2035	243,187	0.0
1,248,000		American International Group, Inc., 3.900%, 04/01/2026	1,385,165	0.1
245,000		American International Group, Inc., 4.375%, 01/15/2055	300,969	0.0
1,106,000		American International Group, Inc., 4.500%, 07/16/2044	1,352,122	0.1
773,000		American International Group, Inc., 4.800%, 07/10/2045	981,955	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

875,000	(1)	ANZ New Zealand Int'l Ltd./London, 1.250%, 06/22/2026	871,636	0.0
706,000		Arthur J Gallagher & Co., 3.500%, 05/20/2051	757,249	0.0
2,139,000		Assurant, Inc., 2.650%, 01/15/2032	2,123,058	0.1
995,000		Assurant, Inc., 3.700%, 02/22/2030	1,081,704	0.0
519,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	553,791	0.0
789,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	780,966	0.0
452,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	471,767	0.0
808,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	863,024	0.0
863,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	967,550	0.0
599,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	593,152	0.0
1,804,000	(1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	1,800,593	0.1
391,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	402,454	0.0
1,000,000		Banco Santander SA, 2.746%, 05/28/2025	1,049,354	0.0
800,000	(2)	Banco Santander SA, 2.958%, 03/25/2031	823,543	0.0
2,000,000		Banco Santander SA, 3.125%, 02/23/2023	2,071,730	0.1
3,375,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	3,380,676	0.1
1,955,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	1,941,059	0.1
1,971,000	(2),(3)	Bank of America Corp., 1.734%, 07/22/2027	1,980,419	0.1
384,000	(2),(3)	Bank of America Corp., 1.898%, 07/23/2031	370,526	0.0
1,396,000	(3)	Bank of America Corp., 1.922%, 10/24/2031	1,343,979	0.0
225,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	230,922	0.0
1,852,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	1,850,166	0.1
1,049,000	(3)	Bank of America Corp., 2.299%, 07/21/2032	1,034,739	0.0
220,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	224,668	0.0
1,980,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	1,913,531	0.1
1,790,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	1,823,736	0.1
1,000,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	1,064,538	0.0
1,000,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,097,009	0.0
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,793,427	0.1
435,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	484,110	0.0
1,355,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	1,561,364	0.1
323,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	382,670	0.0
3,641,000		Bank of America Corp., 4.183%, 11/25/2027	4,061,149	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,884,198	0.2
1,000,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	1,134,653	0.0
1,545,000		Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,603,999	0.1
1,773,000	(1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	1,770,862	0.1
929,000	(1)	Banque Federative du Credit Mutuel SA, 1.604%, 10/04/2026	930,633	0.0
1,535,000	(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,600,536	0.1
932,000	(3)	Barclays PLC, 3.564%, 09/23/2035	967,708	0.0
608,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	599,999	0.0
1,255,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	1,531,726	0.1
798,000	(1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	780,330	0.0
2,140,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	2,057,615	0.1
1,658,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	1,579,886	0.1
940,000	(1)	Blackstone Secured Lending Fund, 2.850%, 09/30/2028	934,327	0.0
1,843,000	(1),(3)	BNP Paribas SA, 1.323%, 01/13/2027	1,812,772	0.1
1,410,000	(1),(3)	BNP Paribas SA, 2.159%, 09/15/2029	1,397,736	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

455,000	(1),(3)	BNP Paribas SA, 2.588%, 08/12/2035	441,563	0.0
4,115,000	(1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	4,311,293	0.1
1,130,000	(1),(3)	BNP Paribas SA, 2.871%, 04/19/2032	1,154,710	0.0
1,327,000	(1),(3)	BPCE SA, 2.277%, 01/20/2032	1,289,729	0.0
1,960,000	(1)	BPCE SA, 2.700%, 10/01/2029	2,035,797	0.1
955,000	(1)	BPCE SA, 5.700%, 10/22/2023	1,047,340	0.0
359,000		Camden Property Trust, 2.800%, 05/15/2030	379,110	0.0
910,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	945,594	0.0
452,000		Capital One Financial Corp., 3.650%, 05/11/2027	500,973	0.0
1,379,000	(2)	CBRE Services, Inc., 2.500%, 04/01/2031	1,390,355	0.1
665,000	(2)	Charles Schwab Corp./The, 2.000%, 03/20/2028	679,179	0.0
1,358,000	(2),(3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	1,512,472	0.1
1,035,000		CI Financial Corp., 4.100%, 06/15/2051	1,114,698	0.0
806,000	(2),(3)	Citigroup, Inc., 1.462%, 06/09/2027	801,729	0.0
696,000	(2),(3)	Citigroup, Inc., 2.561%, 05/01/2032	703,354	0.0
4,000,000		Citigroup, Inc., 5.500%, 09/13/2025	4,618,206	0.1
2,000,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,066,618	0.1
949,000		CNO Global Funding, 1.750%, 10/07/2026	949,368	0.0
525,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	555,816	0.0
280,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	302,205	0.0
1,013,000	(1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	1,010,527	0.0
745,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	807,007	0.0
1,358,000	(1),(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	1,340,242	0.0
752,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	780,776	0.0
5,500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,100,233	0.2
1,235,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,259,005	0.0
6,000,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	6,580,044	0.2
3,000,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,081,780	0.1
750,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	774,667	0.0
589,000		Crown Castle International Corp., 1.050%, 07/15/2026	576,832	0.0
1,870,000	(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,870,989	0.1
600,000	(1)	Danske Bank A/S, 5.000%, 01/12/2022	607,240	0.0
813,000	(1),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	830,540	0.0
1,770,000	(2),(3)	Discover Bank, 4.682%, 08/09/2028	1,883,499	0.1
1,004,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	986,649	0.0
500,000	(2)	ERP Operating L.P., 2.500%, 02/15/2030	515,794	0.0
860,000		Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	840,862	0.0
1,080,000		Extra Space Storage L.P., 2.350%, 03/15/2032	1,056,240	0.0
1,925,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,981,505	0.1
525,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	630,561	0.0
1,608,000	(2),(3)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	1,602,594	0.1
802,000	(3)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	791,797	0.0
2,500,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,769,905	0.1
1,000,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,312,940	0.0
449,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	643,763	0.0
483,000	(1)	Hartford Financial Services Group, Inc./The, 2.250%, (US0003M + 2.125%), 02/12/2067	467,303	0.0
1,416,000		Hartford Financial Services Group, Inc./The, 2.900%, 09/15/2051	1,368,818	0.1
417,000	(2)	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	568,579	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,355,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,346,495	0.1
985,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	985,588	0.0
2,303,000	(3)	HSBC Holdings PLC, 2.206%, 08/17/2029	2,286,447	0.1
1,331,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,388,753	0.1
1,497,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,653,017	0.1
3,307,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	3,661,262	0.1
1,250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	1,392,367	0.1
1,673,000	(2),(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	1,700,186	0.1
3,439,000		ING Groep NV, 3.550%, 04/09/2024	3,684,761	0.1
1,059,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	1,012,236	0.0
2,030,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,033,268	0.1
1,184,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,162,067	0.0
1,435,000	(2),(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	1,426,403	0.1
1,604,000	(2),(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	1,548,513	0.1
2,071,000	(2),(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	2,076,931	0.1
381,000	(2),(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	389,222	0.0
949,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	899,666	0.0
1,249,000	(2),(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	1,267,250	0.0
283,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	287,967	0.0
2,326,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	2,417,376	0.1
1,273,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	1,335,925	0.0
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,611,106	0.1
947,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,099,049	0.0
945,000	(3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	1,103,228	0.0
1,095,000		Kilroy Realty L.P., 2.650%, 11/15/2033	1,081,200	0.0
891,000		Kite Realty Group L.P., 4.000%, 10/01/2026	960,842	0.0
834,000	(1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	927,323	0.0
955,000		Life Storage L.P., 2.400%, 10/15/2031	946,533	0.0
1,125,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,167,609	0.0
2,177,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,234,039	0.1
1,404,000	(1)	LSEGA Financing PLC, 2.500%, 04/06/2031	1,430,658	0.1
3,310,000		Main Street Capital Corp., 3.000%, 07/14/2026	3,378,177	0.1
684,000		Main Street Capital Corp., 5.200%, 05/01/2024	741,087	0.0
935,000	(2)	Mid-America Apartments L.P., 2.875%, 09/15/2051	905,760	0.0
1,148,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	1,147,421	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	776,067	0.0
350,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	370,142	0.0
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,033,949	0.2
315,000	(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	342,844	0.0
1,204,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	1,198,828	0.0
1,919,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	1,925,829	0.1
1,615,000	(3)	Morgan Stanley, 1.794%, 02/13/2032	1,539,317	0.1
1,074,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	1,109,322	0.0
3,998,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	3,931,684	0.1
1,093,000	(3)	Morgan Stanley, 2.802%, 01/25/2052	1,052,461	0.0
1,155,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,267,608	0.0
1,035,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	1,141,326	0.0
538,000		Morgan Stanley, 3.875%, 01/27/2026	595,855	0.0
4,000,000		Morgan Stanley, 4.000%, 07/23/2025	4,408,742	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,341,000	(1)	National Australia Bank Ltd., 2.332%, 08/21/2030	1,297,310	0.0
1,575,000	(1),(2),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,695,490	0.1
1,004,000	(1),(3)	Nationwide Building Society, 3.960%, 07/18/2030	1,116,619	0.0
890,000	(2),(3)	NatWest Group PLC, 3.032%, 11/28/2035	891,949	0.0
336,000	(3)	NatWest Group PLC, 3.073%, 05/22/2028	356,970	0.0
3,858,000		NatWest Group PLC, 3.875%, 09/12/2023	4,091,855	0.1
398,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	429,595	0.0
1,766,000	(3)	NatWest Group PLC, 4.519%, 06/25/2024	1,880,212	0.1
1,470,000	(1),(3)	Nordea Bank Abp, 3.750%, 12/31/2199	1,449,787	0.1
2,661,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,912,318	0.1
1,611,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	1,617,978	0.1
174,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	189,210	0.0
1,319,000		Oaktree Specialty Lending Corp., 2.700%, 01/15/2027	1,324,094	0.0
1,409,000		Old Republic International Corp., 3.850%, 06/11/2051	1,525,190	0.1
5,000,000		ORIX Corp., 3.250%, 12/04/2024	5,357,078	0.2
989,000		Owl Rock Capital Corp., 4.250%, 01/15/2026	1,062,123	0.0
1,986,000	(1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	2,172,187	0.1
1,665,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	1,672,920	0.1
584,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	601,250	0.0
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,209,154	0.0
1,714,000		Public Storage, 0.875%, 02/15/2026	1,694,166	0.1
691,000		Regency Centers L.P., 3.700%, 06/15/2030	763,570	0.0
797,000	(2)	Retail Properties of America, Inc., 4.750%, 09/15/2030	877,490	0.0
270,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	260,520	0.0
802,000	(2)	Sabra Health Care L.P., 3.200%, 12/01/2031	786,453	0.0
760,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	824,685	0.0
600,000		Simon Property Group L.P., 1.750%, 02/01/2028	595,884	0.0
1,360,000	(1),(2)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	1,345,802	0.1
2,131,000	(1),(3)	Societe Generale SA, 1.792%, 06/09/2027	2,120,368	0.1
1,070,000	(1),(3)	Standard Chartered PLC, 1.456%, 01/14/2027	1,053,977	0.0
1,801,000	(1),(3)	Standard Chartered PLC, 3.265%, 02/18/2036	1,788,519	0.1
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	1,000,969	0.0
1,430,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,495,286	0.1
1,234,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,223,659	0.0
1,137,000	(1),(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	1,132,278	0.0
1,501,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	1,496,361	0.1
1,727,000	(3)	Truist Financial Corp., 1.887%, 06/07/2029	1,726,880	0.1
700,000	(2),(3)	Truist Financial Corp., 5.100%, 12/31/2199	806,400	0.0
3,500,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	3,708,912	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,704,823	0.1
791,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	796,367	0.0
750,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	743,344	0.0
1,913,000	(1),(3)	UBS Group AG, 2.095%, 02/11/2032	1,862,403	0.1
1,026,000	(2)	Unum Group, 4.125%, 06/15/2051	1,041,173	0.0
760,000		Ventas Realty L.P., 2.500%, 09/01/2031	751,135	0.0
163,000		Ventas Realty L.P., 5.700%, 09/30/2043	217,267	0.0
2,118,000	(2)	VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	2,145,172	0.1
2,100,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,187,771	0.1
752,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	773,478	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,000,000		Wells Fargo & Co., 3.750%, 01/24/2024	4,277,121	0.1
3,000,000		Wells Fargo & Co., 4.125%, 08/15/2023	3,196,127	0.1
739,000		Wells Fargo & Co., 4.750%, 12/07/2046	926,573	0.0
465,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	624,951	0.0
1,553,000	(2)	Westpac Banking Corp., 2.963%, 11/16/2040	1,539,690	0.1
2,244,000		XLIT Ltd., 4.450%, 03/31/2025	2,489,296	0.1
1,668,000		XLIT Ltd., 5.500%, 03/31/2045	2,303,475	0.1
			310,230,118	9.4

		Industrial: 1.2%
527,000		Avnet, Inc., 3.000%, 05/15/2031	529,272	0.0
1,201,000	(1)	Berry Global, Inc., 0.950%, 02/15/2024	1,203,858	0.0
1,472,000	(1)	Berry Global, Inc., 1.650%, 01/15/2027	1,455,308	0.0
1,213,000		Boeing Co/The, 3.250%, 02/01/2028	1,282,118	0.0
800,000	(2)	Boeing Co/The, 3.250%, 02/01/2035	800,778	0.0
611,000	(2)	Boeing Co/The, 3.625%, 02/01/2031	654,510	0.0
220,000		Boeing Co/The, 3.850%, 11/01/2048	225,460	0.0
768,000		Boeing Co/The, 4.875%, 05/01/2025	855,080	0.0
1,755,000		Boeing Co/The, 5.150%, 05/01/2030	2,060,887	0.1
531,000		Boeing Co/The, 5.805%, 05/01/2050	709,053	0.0
1,290,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,505,565	0.1
1,750,000		CSX Corp., 4.650%, 03/01/2068	2,268,642	0.1
646,000		FedEx Corp., 3.900%, 02/01/2035	731,328	0.0
874,000	(2)	FedEx Corp., 4.250%, 05/15/2030	1,003,844	0.0
1,250,000		FedEx Corp., 4.400%, 01/15/2047	1,466,112	0.1
1,450,000		General Dynamics Corp., 3.500%, 04/01/2027	1,603,343	0.1
2,171,000		Norfolk Southern Corp., 3.650%, 08/01/2025	2,362,552	0.1
503,000		Norfolk Southern Corp., 4.100%, 05/15/2121	567,348	0.0
278,000		Northrop Grumman Corp., 2.930%, 01/15/2025	294,623	0.0
1,295,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,280,552	0.0
1,661,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,670,872	0.1
2,365,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	2,506,735	0.1
118,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	124,686	0.0
1,423,000	(2)	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,724,607	0.1
2,066,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	2,535,510	0.1
272,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	355,179	0.0
257,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	362,236	0.0
500,000		Republic Services, Inc., 1.750%, 02/15/2032	474,990	0.0
1,070,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	1,064,584	0.0
390,000	(1),(2)	SYNNEX Corp., 1.750%, 08/09/2026	386,056	0.0
2,105,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	2,121,509	0.1
2,250,000	(1)	TTX Co., 3.600%, 01/15/2025	2,428,777	0.1
1,326,000		Union Pacific Corp., 3.550%, 05/20/2061	1,436,199	0.0
300,000		Waste Management, Inc., 1.500%, 03/15/2031	282,072	0.0
			40,334,245	1.2

		Technology: 2.0%
1,020,000		Analog Devices, Inc., 2.100%, 10/01/2031	1,023,041	0.0
456,000		Analog Devices, Inc., 2.800%, 10/01/2041	456,715	0.0
510,000		Analog Devices, Inc., 2.950%, 10/01/2051	510,830	0.0
246,000	(2)	Analog Devices, Inc., 3.500%, 12/05/2026	271,102	0.0
1,691,000	(2)	Apple, Inc., 1.650%, 02/08/2031	1,646,764	0.1
2,550,000		Apple, Inc., 2.650%, 02/08/2051	2,443,084	0.1
770,000	(2)	Apple, Inc., 2.700%, 08/05/2051	743,768	0.0
2,647,000		Apple, Inc., 2.800%, 02/08/2061	2,532,276	0.1
955,000	(2)	Apple, Inc., 2.850%, 08/05/2061	923,313	0.0
2,765,000		Apple, Inc., 3.750%, 09/12/2047	3,201,171	0.1
1,165,000	(2)	Apple, Inc., 3.750%, 11/13/2047	1,350,519	0.1
2,000,000		Apple, Inc., 3.850%, 05/04/2043	2,340,007	0.1
470,000	(2)	Apple, Inc., 4.500%, 02/23/2036	589,557	0.0
844,000		Citrix Systems, Inc., 1.250%, 03/01/2026	830,598	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,190,343	0.0
775,000	(2)	DXC Technology Co., 1.800%, 09/15/2026	774,328	0.0
775,000		DXC Technology Co., 2.375%, 09/15/2028	766,287	0.0
1,170,000		Fiserv, Inc., 2.750%, 07/01/2024	1,232,453	0.1
3,203,000		Fiserv, Inc., 3.500%, 07/01/2029	3,489,844	0.1
1,200,000	(1)	HP, Inc., 2.650%, 06/17/2031	1,189,053	0.0
1,840,000		HP, Inc., 4.050%, 09/15/2022	1,903,309	0.1
760,000		Intel Corp., 3.100%, 02/15/2060	748,992	0.0
1,612,000	(2)	Intel Corp., 3.200%, 08/12/2061	1,623,484	0.1
3,201,000		Intel Corp., 3.250%, 11/15/2049	3,322,035	0.1
430,000	(2)	Intel Corp., 4.950%, 03/25/2060	603,704	0.0
4,132,000		International Business Machines Corp., 3.300%, 05/15/2026	4,506,291	0.2
1,716,000		International Business Machines Corp., 3.500%, 05/15/2029	1,897,271	0.1
900,000		Microchip Technology, Inc., 2.670%, 09/01/2023	933,409	0.0
4,000,000		Microsoft Corp., 2.921%, 03/17/2052	4,143,416	0.1
450,000		NetApp, Inc., 1.875%, 06/22/2025	461,231	0.0
2,289,000		NVIDIA Corp., 1.550%, 06/15/2028	2,281,154	0.1
2,248,000	(2)	NVIDIA Corp., 2.000%, 06/15/2031	2,237,833	0.1
255,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	276,977	0.0
998,000		Oracle Corp., 3.650%, 03/25/2041	1,033,709	0.0
209,000		Oracle Corp., 3.850%, 07/15/2036	227,314	0.0
828,000	(2)	Oracle Corp., 3.950%, 03/25/2051	874,870	0.0
1,864,000		Oracle Corp., 4.000%, 11/15/2047	1,994,069	0.1
1,539,000	(2)	salesforce.com, Inc., 1.950%, 07/15/2031	1,532,869	0.1
1,173,000		salesforce.com, Inc., 2.700%, 07/15/2041	1,170,937	0.0
802,000	(2)	salesforce.com, Inc., 2.900%, 07/15/2051	801,403	0.0
1,025,000		salesforce.com, Inc., 3.050%, 07/15/2061	1,039,159	0.0
1,000,000	(1)	TSMC Global Ltd., 0.750%, 09/28/2025	975,868	0.0
1,060,000	(1)	TSMC Global Ltd., 1.000%, 09/28/2027	1,017,315	0.0
1,795,000	(2)	VMware, Inc., 1.400%, 08/15/2026	1,787,743	0.1
780,000		VMware, Inc., 1.800%, 08/15/2028	769,129	0.0
			65,668,544	2.0

		Utilities: 3.3%
1,198,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,301,574	0.0
855,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	817,109	0.0
1,068,000		AES Corp./The, 1.375%, 01/15/2026	1,054,679	0.0
1,576,000	(1)	AES Corp./The, 3.950%, 07/15/2030	1,735,925	0.1
1,377,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,774,786	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,259,443	0.1
947,000	(2)	Appalachian Power Co., 2.700%, 04/01/2031	972,414	0.0
200,000	(2)	Appalachian Power Co., 3.700%, 05/01/2050	218,262	0.0
532,000		Atmos Energy Corp., 2.850%, 02/15/2052	509,349	0.0
323,000		Avangrid, Inc., 3.200%, 04/15/2025	344,168	0.0
1,120,000	(2)	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	1,125,924	0.0
1,470,000		Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,532,868	0.1
1,413,000	(2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	1,354,886	0.1
705,000		Black Hills Corp., 2.500%, 06/15/2030	715,406	0.0
1,045,000		Black Hills Corp., 3.050%, 10/15/2029	1,109,489	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,924,135	0.1
487,000		Black Hills Corp., 4.350%, 05/01/2033	562,963	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	843,706	0.0
1,216,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	1,231,200	0.0
600,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	676,446	0.0
631,000		Commonwealth Edison Co., 3.750%, 08/15/2047	716,892	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	561,342	0.0
491,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	620,180	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,155,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	2,314,039	0.1
499,000		DTE Electric Co., 1.900%, 04/01/2028	506,265	0.0
499,000		DTE Electric Co., 3.250%, 04/01/2051	529,322	0.0
1,069,000		DTE Energy Co., 1.050%, 06/01/2025	1,061,027	0.0
498,000	(2)	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	516,356	0.0
1,000,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	1,038,693	0.0
1,940,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,160,157	0.1
481,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	544,589	0.0
945,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,081,861	0.0
1,055,000	(2),(3)	Duke Energy Corp., 4.875%, 12/31/2199	1,130,169	0.0
533,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	596,651	0.0
1,029,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	1,219,579	0.0
1,485,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,540,617	0.1
868,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	861,345	0.0
1,241,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	1,158,992	0.0
1,626,000		Entergy Corp., 0.900%, 09/15/2025	1,599,574	0.1
1,333,000		Entergy Corp., 2.400%, 06/15/2031	1,322,245	0.1
747,000		Entergy Corp., 2.800%, 06/15/2030	771,382	0.0
1,944,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	2,026,075	0.1
925,000		Eversource Energy, 1.400%, 08/15/2026	923,219	0.0
1,233,000		Eversource Energy, 3.450%, 01/15/2050	1,293,974	0.0
270,000	(2)	Exelon Corp., 4.050%, 04/15/2030	306,168	0.0
410,000		Exelon Corp., 4.700%, 04/15/2050	518,812	0.0
2,558,000		FirstEnergy Corp., 3.350%, 07/15/2022	2,591,510	0.1
2,203,000		FirstEnergy Corp., 4.750%, 03/15/2023	2,294,160	0.1
1,505,000		Georgia Power Co., 2.200%, 09/15/2024	1,564,626	0.1
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,413,915	0.1
656,000		Idaho Power Co., 4.200%, 03/01/2048	794,679	0.0
1,799,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	1,862,506	0.1
3,640,000		Interstate Power and Light Co., 3.250%, 12/01/2024	3,889,517	0.1
517,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	530,222	0.0
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,087,282	0.1
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	433,886	0.0
2,745,000		Mississippi Power Co., 4.250%, 03/15/2042	3,235,352	0.1
266,000		Mississippi Power Co., 4.750%, 10/15/2041	306,950	0.0
830,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	909,355	0.0
231,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	250,323	0.0
1,830,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,872,308	0.1
1,507,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,572,164	0.1
863,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	864,087	0.0
462,000		NiSource, Inc., 3.600%, 05/01/2030	506,824	0.0
764,000		NiSource, Inc., 5.950%, 06/15/2041	1,058,258	0.0
1,435,000		NSTAR Electric Co., 1.950%, 08/15/2031	1,416,790	0.1
842,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	897,142	0.0
2,495,000		ONE Gas, Inc., 1.100%, 03/11/2024	2,495,134	0.1
436,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	430,055	0.0
629,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	621,987	0.0
583,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	582,185	0.0
465,000		PECO Energy Co., 4.150%, 10/01/2044	554,661	0.0
349,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	357,465	0.0
1,315,000	(3)	Sempra Energy, 4.875%, 12/31/2199	1,430,063	0.1
2,643,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	2,793,933	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,724,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	1,878,571	0.1
1,750,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,066,203	0.1
1,775,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,444,122	0.1
2,295,000	(2),(3)	Southern Co/The, 3.750%, 09/15/2051	2,343,884	0.1
1,280,000	(2),(3)	Southern Co/The, 4.000%, 01/15/2051	1,356,250	0.1
1,499,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	1,510,437	0.1
580,000		Tampa Electric Co., 4.350%, 05/15/2044	700,339	0.0
998,000		Union Electric Co., 3.900%, 09/15/2042	1,136,038	0.0
790,000		Washington Gas Light Co., 3.650%, 09/15/2049	889,606	0.0
1,683,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	1,655,789	0.1
861,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	858,508	0.0
			107,441,343	3.3

	Total Corporate Bonds/Notes
	(Cost $856,421,815)		896,118,739	27.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.1%
1,220,042		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,111,481	0.0
1,528,214		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,479,085	0.1
285,876	(4)	Alternative Loan Trust 2005-J3 2A2, 4.914%, (-1.000*US0001M + 5.000%), 05/25/2035	37,135	0.0
1,185,431		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	783,542	0.0
1,698,398		Alternative Loan Trust 2007-23CB A3, 0.586%, (US0001M + 0.500%), 09/25/2037	860,875	0.0
98,539		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	95,056	0.0
576,689	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 2.717%, 01/25/2036	573,653	0.0
277,739	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.622%, 05/25/2035	280,675	0.0
951,202	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.081%, 11/25/2036	719,846	0.0
1,033,453	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 2.973%, 11/25/2036	694,019	0.0
4,932	(3)	Bear Stearns ARM Trust 2005-12 13A1, 3.203%, 02/25/2036	4,720	0.0
2,112,760		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.276%, (US0001M + 0.190%), 01/25/2037	1,994,129	0.1
102,681	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.708%, 01/26/2036	86,216	0.0
1,161,616	(1)	Bellemeade Re 2020-4 M2A Ltd., 2.686%, (US0001M + 2.600%), 06/25/2030	1,162,312	0.0
3,300,000	(1)	Bellemeade RE 2021-3 A M1C Ltd., 1.600%, (SOFR30A + 1.550%), 09/25/2031	3,306,966	0.1
217,388	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.862%, 12/25/2035	208,883	0.0
1,501,192	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.802%, 11/25/2034	1,529,068	0.1
22,695	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.684%, 02/20/2035	23,024	0.0
14,978		CHL Mortgage Pass-Through Trust 2005-2 2A3, 0.766%, (US0001M + 0.680%), 03/25/2035	14,168	0.0
1,463,017	(1),(3)	CIM Trust 2020-J1 B3, 3.471%, 07/25/2050	1,467,206	0.1
540,752		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	546,543	0.0
878,536	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.124%, 09/25/2037	877,200	0.0
929,606	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	969,128	0.0
30,262	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 2.754%, 08/25/2035	31,559	0.0
1,467,192		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	1,459,855	0.1
232,678		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	234,423	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,390,796	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.086%, (US0001M + 2.000%), 01/25/2040	1,398,411	0.1
819,488		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.586%, (US0001M + 0.500%), 11/25/2035	454,074	0.0
138,608	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.501%, 07/19/2044	137,814	0.0
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.736%, (US0001M + 3.650%), 02/25/2040	835,690	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,151,215	0.0
13,079,688		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	14,654,213	0.5
1,072,667		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,131,978	0.0
19,994,993	(4)	Fannie Mae 2016-82 SD, 5.964%, (-1.000*US0001M + 6.050%), 11/25/2046	4,102,459	0.1
1,898,792		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	1,963,351	0.1
6,059,480		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.336%, (US0001M + 4.250%), 04/25/2029	6,284,413	0.2
1,473,834		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.086%, (US0001M + 4.000%), 05/25/2025	1,501,883	0.1
27,606		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.086%, (US0001M + 4.000%), 05/25/2025	27,739	0.0
3,831,760		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.636%, (US0001M + 5.550%), 04/25/2028	4,018,863	0.1
216,110		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.436%, (US0001M + 4.350%), 05/25/2029	225,412	0.0
3,251,416		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.636%, (US0001M + 3.550%), 07/25/2029	3,351,659	0.1
4,853,841		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.736%, (US0001M + 3.650%), 09/25/2029	5,024,112	0.2
4,953,260		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.936%, (US0001M + 2.850%), 11/25/2029	5,090,769	0.2
4,413,482		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.736%, (US0001M + 2.650%), 02/25/2030	4,492,538	0.1
5,195,601		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.586%, (US0001M + 2.500%), 05/25/2030	5,280,351	0.2
2,907,553		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.886%, (US0001M + 2.800%), 02/25/2030	2,976,513	0.1
2,306,039		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.236%, (US0001M + 2.150%), 10/25/2030	2,338,936	0.1
4,383,822		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.436%, (US0001M + 2.350%), 01/25/2031	4,452,278	0.1
4,792,546		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.086%, (US0001M + 2.000%), 03/25/2031	4,844,727	0.2
2,429,895		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.186%, (US0001M + 2.100%), 03/25/2031	2,458,351	0.1
651,607	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.536%, (US0001M + 2.450%), 07/25/2031	655,757	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,130,570	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.136%, (US0001M + 2.050%), 01/25/2040	1,137,722	0.0
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.736%, (US0001M + 3.650%), 02/25/2040	524,803	0.0
1,553,369		Fannie Mae Connecticut Avenue Securities, 5.786%, (US0001M + 5.700%), 04/25/2028	1,641,546	0.1
318,744	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	46,028	0.0
297,802	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	41,498	0.0
3,802		Fannie Mae REMIC Trust 1994-77 FB, 1.586%, (US0001M + 1.500%), 04/25/2024	3,846	0.0
220,794		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	243,656	0.0
17,106		Fannie Mae REMIC Trust 2002-21 FC, 0.986%, (US0001M + 0.900%), 04/25/2032	17,308	0.0
598,865	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	126,608	0.0
34,554		Fannie Mae REMIC Trust 2004-11 A, 0.206%, (US0001M + 0.120%), 03/25/2034	34,444	0.0
313,868		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	361,673	0.0
183,002		Fannie Mae REMIC Trust 2005-74 DK, 23.656%, (-4.000*US0001M + 24.000%), 07/25/2035	284,101	0.0
3,217,830	(4)	Fannie Mae REMIC Trust 2005-92 SC, 6.594%, (-1.000*US0001M + 6.680%), 10/25/2035	676,916	0.0
177,549		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	206,776	0.0
631,997		Fannie Mae REMIC Trust 2006-104 ES, 33.020%, (-5.000*US0001M + 33.450%), 11/25/2036	1,242,389	0.0
3,734,246	(4)	Fannie Mae REMIC Trust 2006-12 SD, 6.664%, (-1.000*US0001M + 6.750%), 10/25/2035	634,398	0.0
2,011,443	(4)	Fannie Mae REMIC Trust 2006-123 UI, 6.654%, (-1.000*US0001M + 6.740%), 01/25/2037	435,771	0.0
379,640	(4)	Fannie Mae REMIC Trust 2006-72 HS, 6.614%, (-1.000*US0001M + 6.700%), 08/25/2026	43,133	0.0
159,141		Fannie Mae REMIC Trust 2007-73 A1, 0.136%, (US0001M + 0.060%), 07/25/2037	156,469	0.0
312,422		Fannie Mae REMIC Trust 2008-20 SP, 15.285%, (-2.500*US0001M + 15.500%), 03/25/2038	431,860	0.0
1,555,426		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,733,432	0.1
5,505,060	(4)	Fannie Mae REMIC Trust 2010-102 SB, 6.514%, (-1.000*US0001M + 6.600%), 09/25/2040	1,321,537	0.1
1,708,082	(4)	Fannie Mae REMIC Trust 2010-116 SE, 6.514%, (-1.000*US0001M + 6.600%), 10/25/2040	357,418	0.0
4,788,917	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.984%, (-1.000*US0001M + 6.070%), 11/25/2040	818,031	0.0
2,588,590	(4)	Fannie Mae REMIC Trust 2010-55 AS, 6.334%, (-1.000*US0001M + 6.420%), 06/25/2040	529,770	0.0
5,333,653		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	6,037,637	0.2
741,193		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	820,808	0.0
2,392,439	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	263,136	0.0
419,494	(4)	Fannie Mae REMIC Trust 2012-10 US, 6.364%, (-1.000*US0001M + 6.450%), 02/25/2042	78,777	0.0
386,554		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	391,697	0.0
6,245,499	(4)	Fannie Mae REMIC Trust 2012-113 SG, 6.014%, (-1.000*US0001M + 6.100%), 10/25/2042	1,242,864	0.0
4,217,639	(4)	Fannie Mae REMIC Trust 2012-122 SB, 6.064%, (-1.000*US0001M + 6.150%), 11/25/2042	813,923	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,049,545	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	158,921	0.0
1,061,194		Fannie Mae REMIC Trust 2012-131 BS, 5.297%, (-1.200*US0001M + 5.400%), 12/25/2042	1,086,295	0.0
6,380,936	(4)	Fannie Mae REMIC Trust 2012-137 SN, 6.014%, (-1.000*US0001M + 6.100%), 12/25/2042	1,129,735	0.0
1,664,386	(4)	Fannie Mae REMIC Trust 2012-15 SP, 6.534%, (-1.000*US0001M + 6.620%), 06/25/2040	78,083	0.0
1,348,016	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	190,784	0.0
21,391		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	22,393	0.0
6,103,175	(4)	Fannie Mae REMIC Trust 2013-60 DS, 6.114%, (-1.000*US0001M + 6.200%), 06/25/2033	1,114,524	0.0
6,353,975	(4)	Fannie Mae REMIC Trust 2013-9 DS, 6.064%, (-1.000*US0001M + 6.150%), 02/25/2043	1,516,214	0.1
15,420,745	(4)	Fannie Mae REMIC Trust 2013-9 SA, 6.064%, (-1.000*US0001M + 6.150%), 03/25/2042	2,445,992	0.1
381,764	(4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	2,308	0.0
15,609,440	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	3,569,702	0.1
2,741,543	(4)	Fannie Mae REMICS 2005-66 SY, 6.614%, (-1.000*US0001M + 6.700%), 07/25/2035	574,684	0.0
4,692,098	(4)	Fannie Mae REMICS 2006-120 QD, 4.614%, (-1.000*US0001M + 4.700%), 10/25/2036	513,803	0.0
1,986,147	(4)	Fannie Mae REMICS 2006-59 XS, 7.114%, (-1.000*US0001M + 7.200%), 07/25/2036	433,600	0.0
2,307,953	(4)	Fannie Mae REMICS 2007-53 SX, 6.014%, (-1.000*US0001M + 6.100%), 06/25/2037	500,514	0.0
3,593,722	(4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	867,110	0.0
12,606,318	(4)	Fannie Mae REMICS 2010-139 SA, 5.944%, (-1.000*US0001M + 6.030%), 12/25/2040	2,572,207	0.1
712,643		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	805,468	0.0
71,986		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	75,556	0.0
2,404,254	(4)	Fannie Mae REMICS 2011-149 ES, 5.914%, (-1.000*US0001M + 6.000%), 07/25/2041	262,043	0.0
1,931,095		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	2,116,355	0.1
10,248,642	(4)	Fannie Mae REMICS 2012-19 S, 5.864%, (-1.000*US0001M + 5.950%), 03/25/2042	1,949,897	0.1
21,366,701	(4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	3,936,073	0.1
7,793,278	(4)	Fannie Mae REMICS 2016-62 SC, 5.914%, (-1.000*US0001M + 6.000%), 09/25/2046	1,732,182	0.1
31,948,065	(4)	Fannie Mae REMICS 2016-88 CS, 5.964%, (-1.000*US0001M + 6.050%), 12/25/2046	6,527,130	0.2
8,993,767	(4)	Fannie Mae REMICS 2016-93 SL, 6.564%, (-1.000*US0001M + 6.650%), 12/25/2046	1,697,609	0.1
1,678,354		Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	1,730,138	0.1
10,438,072	(4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	2,462,650	0.1
1,613,849		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,696,976	0.1
5,870,985		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	6,274,573	0.2
291,089		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	305,375	0.0
4,866,120	(4)	Fannie Mae REMICS 2018-43 SE, 6.164%, (-1.000*US0001M + 6.250%), 09/25/2038	958,792	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

875,581		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	916,429	0.0
23,304,665	(4)	Fannie Mae REMICS 2019-17 SB, 6.014%, (-1.000*US0001M + 6.100%), 09/25/2038	4,072,227	0.1
8,734,812	(4)	Fannie Mae REMICS 2019-18 SA, 5.964%, (-1.000*US0001M + 6.050%), 05/25/2049	1,732,052	0.1
7,399,305	(4)	Fannie Mae REMICS 2019-25 PS, 5.964%, (-1.000*US0001M + 6.050%), 06/25/2049	1,468,738	0.1
27,828,012	(4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	3,711,102	0.1
145,955	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.895%, 03/25/2035	112,445	0.0
197,302	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.683%, 02/25/2036	186,251	0.0
24,329	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 2.754%, 08/25/2035	19,259	0.0
1,378,294	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.001%, 03/25/2048	1,396,069	0.1
1,929,611	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.001%, 03/25/2048	1,949,809	0.1
1,671,367	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.061%, 04/25/2048	1,671,917	0.1
3,661,453	(4)	Freddie Mac 2815 GS, 5.916%, (-1.000*US0001M + 6.000%), 03/15/2034	676,807	0.0
147,104		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	165,318	0.0
146,514		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	163,515	0.0
71,362		Freddie Mac REMIC Trust 2411 FJ, 0.434%, (US0001M + 0.350%), 12/15/2029	71,478	0.0
92,271		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	103,851	0.0
71,887		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	73,226	0.0
220,729		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	252,473	0.0
130,698		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	151,041	0.0
223,580	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	45,138	0.0
258,482		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	301,309	0.0
769,681		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	878,701	0.0
549,835		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	620,756	0.0
643,908		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	729,462	0.0
4,261,490	(4)	Freddie Mac REMIC Trust 3045 DI, 6.646%, (-1.000*US0001M + 6.730%), 10/15/2035	869,196	0.0
1,114,758	(4)	Freddie Mac REMIC Trust 3064 SP, 6.516%, (-1.000*US0001M + 6.600%), 03/15/2035	53,965	0.0
280,516		Freddie Mac REMIC Trust 3065 DC, 19.609%, (-3.000*US0001M + 19.860%), 03/15/2035	381,258	0.0
461,508	(4)	Freddie Mac REMIC Trust 3102 IS, 24.260%, (-3.667*US0001M + 24.567%), 01/15/2036	266,993	0.0
2,261,645		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	2,581,420	0.1
1,307,117	(4)	Freddie Mac REMIC Trust 3170 SA, 6.516%, (-1.000*US0001M + 6.600%), 09/15/2033	254,038	0.0
669,892	(4)	Freddie Mac REMIC Trust 3171 PS, 6.401%, (-1.000*US0001M + 6.485%), 06/15/2036	110,328	0.0
1,021,199		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,179,203	0.0
263,852	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.195%, 03/15/2033	286,885	0.0
58,789		Freddie Mac REMIC Trust 3556 NT, 3.184%, (US0001M + 3.100%), 03/15/2038	59,573	0.0
4,641,658	(4)	Freddie Mac REMIC Trust 3589 SB, 6.116%, (-1.000*US0001M + 6.200%), 10/15/2039	972,981	0.0
694,020	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	91,792	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,828,810		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	5,555,399	0.2
1,667,500		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	1,931,441	0.1
839,254		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	955,621	0.0
67,342	(4)	Freddie Mac REMIC Trust 3752 WS, 6.516%, (-1.000*US0001M + 6.600%), 12/15/2039	374	0.0
926,115		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	996,847	0.0
3,679,804	(4)	Freddie Mac REMIC Trust 3856 KS, 6.466%, (-1.000*US0001M + 6.550%), 05/15/2041	672,178	0.0
1,309,974		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,458,149	0.1
782,834	(4)	Freddie Mac REMIC Trust 3925 SD, 5.966%, (-1.000*US0001M + 6.050%), 07/15/2040	53,273	0.0
3,796,509	(4)	Freddie Mac REMIC Trust 3925 SL, 5.966%, (-1.000*US0001M + 6.050%), 01/15/2041	250,269	0.0
9,163,206	(4)	Freddie Mac REMIC Trust 3951 SN, 6.466%, (-1.000*US0001M + 6.550%), 11/15/2041	1,903,674	0.1
558,904		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	619,139	0.0
1,268,817		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,530,985	0.1
404,034	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	6,196	0.0
1,944,771	(4)	Freddie Mac REMIC Trust 4094 YS, 6.616%, (-1.000*US0001M + 6.700%), 04/15/2040	127,240	0.0
5,208,867	(4)	Freddie Mac REMIC Trust 4102 MS, 6.516%, (-1.000*US0001M + 6.600%), 09/15/2042	1,174,624	0.0
596,437	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	84,939	0.0
4,011,839		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	4,283,571	0.1
29,280,408		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	32,112,063	1.0
6,158,170	(4)	Freddie Mac REMIC Trust 4313 SD, 6.066%, (-1.000*US0001M + 6.150%), 03/15/2044	1,150,355	0.0
9,549,540	(4)	Freddie Mac REMIC Trust 4313 SE, 6.066%, (-1.000*US0001M + 6.150%), 03/15/2044	1,803,579	0.1
809,890	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	24,102	0.0
976,526	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	161,872	0.0
7,874,449		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,754,142	0.3
3,238,918	(4)	Freddie Mac REMIC Trust 4346 ST, 6.116%, (-1.000*US0001M + 6.200%), 07/15/2039	408,171	0.0
12,167,614		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,653,570	0.4
2,835,418	(4)	Freddie Mac REMIC Trust 4386 LS, 6.016%, (-1.000*US0001M + 6.100%), 09/15/2044	505,285	0.0
6,678,983	(4)	Freddie Mac REMICS 3284 CI, 6.036%, (-1.000*US0001M + 6.120%), 03/15/2037	1,314,508	0.0
2,855,549	(4)	Freddie Mac REMICS 3311 IC, 6.326%, (-1.000*US0001M + 6.410%), 05/15/2037	564,135	0.0
6,181,824	(4)	Freddie Mac REMICS 3510 IC, 5.996%, (-1.000*US0001M + 6.080%), 08/15/2037	1,217,038	0.0
3,004,851	(4)	Freddie Mac REMICS 3575 ST, 6.516%, (-1.000*US0001M + 6.600%), 04/15/2039	592,146	0.0
9,162,313	(4)	Freddie Mac REMICS 3702 SB, 4.416%, (-1.000*US0001M + 4.500%), 08/15/2040	1,286,629	0.0
3,500,969	(4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	816,216	0.0
9,487,593	(4)	Freddie Mac REMICS 4675 KS, 5.916%, (-1.000*US0001M + 6.000%), 04/15/2047	1,889,109	0.1
49,877		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	50,260	0.0
15,151,186		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	16,322,609	0.5

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,275,625		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	1,353,145	0.1
23,176,566	(4)	Freddie Mac REMICS 4901 BS, 6.014%, (-1.000*US0001M + 6.100%), 07/25/2049	4,460,191	0.1
23,780,811	(4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	2,996,394	0.1
8,976,861		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,884,313	0.3
1,134,762	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.936%, (US0001M + 1.850%), 09/25/2049	1,140,744	0.0
2,550,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.150%, (SOFR30A + 2.100%), 09/25/2041	2,552,403	0.1
3,900,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.386%, (US0001M + 2.300%), 10/25/2048	3,956,934	0.1
455,320	(3),(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	80,713	0.0
11,132,291	(3),(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,247,758	0.0
10,105,854	(3),(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,306,860	0.0
3,892,382	(3),(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	643,202	0.0
11,230,156	(4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	834,150	0.0
7,855,637	(4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	792,301	0.0
10,061,754	(4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	1,137,928	0.0
6,927,334	(4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	607,598	0.0
11,573,083	(4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	1,032,761	0.0
9,726,435	(4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	860,348	0.0
10,055,016	(4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	1,071,212	0.0
5,827,135	(4)	Freddie Mac Strips Series 311 S1, 5.866%, (-1.000*US0001M + 5.950%), 08/15/2043	1,031,643	0.0
314,892		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.086%, (US0001M + 4.000%), 08/25/2024	322,872	0.0
832,095		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.986%, (US0001M + 3.900%), 12/25/2027	841,228	0.0
676,460		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.736%, (US0001M + 2.650%), 12/25/2029	692,206	0.0
5,061,216		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.886%, (US0001M + 1.800%), 07/25/2030	5,106,275	0.2
1,000,726		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.386%, (US0001M + 2.300%), 09/25/2030	1,014,506	0.0
2,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.350%, (SOFR30A + 2.300%), 08/25/2033	2,051,224	0.1
292,989		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	346,307	0.0
301,211		Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.292%, (12MTA + 1.200%), 10/25/2044	309,135	0.0
19,337		Freddie Mac-Ginnie Mae Series 27 FC, 1.875%, (PRIME + (1.375)%), 03/25/2024	19,500	0.0
8,006,900	(4)	Ginnie Mae 2007-35 KY, 6.365%, (-1.000*US0001M + 6.450%), 06/16/2037	1,631,069	0.1
635,212		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	649,364	0.0
570,087		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	579,047	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

237,504		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	236,494	0.0
185,508		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	190,043	0.0
14,343,548	(4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,873,678	0.1
581,879	(4)	Ginnie Mae Series 2005-7 AH, 6.685%, (-1.000*US0001M + 6.770%), 02/16/2035	106,178	0.0
276,166		Ginnie Mae Series 2007-8 SP, 21.765%, (-3.242*US0001M + 22.048%), 03/20/2037	444,570	0.0
1,663,117	(4)	Ginnie Mae Series 2008-35 SN, 6.313%, (-1.000*US0001M + 6.400%), 04/20/2038	270,780	0.0
874,031	(4)	Ginnie Mae Series 2008-40 PS, 6.415%, (-1.000*US0001M + 6.500%), 05/16/2038	158,915	0.0
6,749,587	(4)	Ginnie Mae Series 2009-106 SU, 6.113%, (-1.000*US0001M + 6.200%), 05/20/2037	1,272,969	0.0
2,257,546	(4)	Ginnie Mae Series 2009-25 KS, 6.113%, (-1.000*US0001M + 6.200%), 04/20/2039	450,748	0.0
1,071,923		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,202,205	0.0
1,224,956		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,363,923	0.1
11,475,974		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	12,357,991	0.4
1,456,362	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	140,757	0.0
1,460,225	(4)	Ginnie Mae Series 2010-116 NS, 6.565%, (-1.000*US0001M + 6.650%), 09/16/2040	252,269	0.0
4,299,810	(4)	Ginnie Mae Series 2010-116 SK, 6.533%, (-1.000*US0001M + 6.620%), 08/20/2040	850,406	0.0
5,584,643	(4)	Ginnie Mae Series 2010-149 HS, 6.015%, (-1.000*US0001M + 6.100%), 05/16/2040	551,014	0.0
2,067,511	(4)	Ginnie Mae Series 2010-4 SP, 6.415%, (-1.000*US0001M + 6.500%), 01/16/2039	210,036	0.0
2,137,223		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	2,385,261	0.1
879,154	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	69,704	0.0
1,447,694	(4)	Ginnie Mae Series 2010-68 MS, 5.763%, (-1.000*US0001M + 5.850%), 06/20/2040	263,222	0.0
3,463,624	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	752,098	0.0
1,589,095	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	82,687	0.0
247,002	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	6,654	0.0
31,593		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	34,545	0.0
3,441,328	(4)	Ginnie Mae Series 2011-80 KS, 6.583%, (-1.000*US0001M + 6.670%), 06/20/2041	749,744	0.0
145,725	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	7,018	0.0
7,864,468	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,362,596	0.1
6,652,650	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,407,767	0.1
6,444,430		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	6,762,673	0.2
5,939,836	(4)	Ginnie Mae Series 2014-3 SU, 5.963%, (-1.000*US0001M + 6.050%), 07/20/2039	1,067,077	0.0
7,443,263	(4)	Ginnie Mae Series 2014-55 MS, 6.115%, (-1.000*US0001M + 6.200%), 04/16/2044	1,503,158	0.1
6,396,161	(4)	Ginnie Mae Series 2014-56 SP, 6.115%, (-1.000*US0001M + 6.200%), 12/16/2039	891,324	0.0
6,851,263	(4)	Ginnie Mae Series 2014-58 CS, 5.515%, (-1.000*US0001M + 5.600%), 04/16/2044	1,144,817	0.0
8,957,948	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	1,929,576	0.1
3,318,997	(4)	Ginnie Mae Series 2014-99 S, 5.513%, (-1.000*US0001M + 5.600%), 06/20/2044	650,258	0.0
1,877,614		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	2,009,937	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,094,268		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	2,236,821	0.1
33,455,121	(4)	Ginnie Mae Series 2019-145 LS, 2.743%, (-1.000*US0001M + 2.830%), 11/20/2049	2,251,898	0.1
569,776	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	572,416	0.0
1,846		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,974	0.0
44,015		HarborView Mortgage Loan Trust 2005-2 2A1A, 0.527%, (US0001M + 0.440%), 05/19/2035	42,640	0.0
161,803		HomeBanc Mortgage Trust 2004-1 2A, 0.946%, (US0001M + 0.860%), 08/25/2029	160,496	0.0
1,935,527		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.506%, (US0001M + 0.420%), 02/25/2046	1,568,705	0.1
5,214	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 2.285%, 02/25/2035	5,324	0.0
69,068	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 2.504%, 07/25/2035	71,114	0.0
1,563,420	(1),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.911%, 11/25/2048	1,593,809	0.1
1,013,225	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.796%, 12/25/2048	1,030,979	0.0
1,563,083	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.702%, 06/25/2048	1,584,287	0.1
1,563,083	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.702%, 06/25/2048	1,580,512	0.1
1,930,868	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.702%, 06/25/2048	1,961,559	0.1
1,385,383	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.746%, 09/25/2048	1,416,128	0.1
1,248,977	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.744%, 10/25/2048	1,272,428	0.0
63,164	(1),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	63,695	0.0
1,924,306	(1),(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.474%, 03/25/2050	1,950,965	0.1
180,488	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	181,646	0.0
5,001	(1),(3)	JP Morgan Mortgage Trust 2020-8 B1, 3.561%, 03/25/2051	5,107	0.0
1,415,282	(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.561%, 03/25/2051	1,439,969	0.1
1,878,571	(1),(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.561%, 03/25/2051	1,932,444	0.1
2,299,183,145	(1),(4),(5)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	2,238,715	0.1
6,838,114	(4)	Lehman Mortgage Trust 2006-9 2A5, 6.534%, (-1.000*US0001M + 6.620%), 01/25/2037	1,526,483	0.1
700,000	(1)	Mello Warehouse Securitization Trust 2021-1 C, 1.184%, (US0001M + 1.100%), 02/25/2055	699,341	0.0
51,485	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 1.941%, 05/25/2033	53,269	0.0
21,882		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.586%, (US0001M + 0.250%), 11/25/2035	21,922	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.886%, (US0001M + 1.800%), 09/25/2035	2,017,098	0.1
1,388,981		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,067,930	0.0
6,500,000	(1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 2.950%, (SOFR30A + 2.900%), 02/25/2034	6,562,537	0.2
1,464,559	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,551,920	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

15,656	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	16,086	0.0
442,701		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	424,400	0.0
284,273	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 0.334%, (US0001M + 0.250%), 02/26/2037	285,585	0.0
1,335		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,403	0.0
2,108,519		Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	2,336,755	0.1
46,686		Sequoia Mortgage Trust 2003-4 2A1, 0.787%, (US0001M + 0.350%), 07/20/2033	47,133	0.0
22,775	(3)	Sequoia Mortgage Trust 2005-4 2A1, 2.579%, 04/20/2035	24,228	0.0
656,267	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.991%, 10/25/2044	667,206	0.0
755,765	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.773%, 05/25/2045	765,923	0.0
828,876	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.721%, 07/25/2045	840,278	0.0
292,602	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	297,517	0.0
2,038,220	(1),(3)	Sequoia Mortgage Trust 2020-3 B3, 3.351%, 04/25/2050	1,981,114	0.1
698,000	(1),(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	706,843	0.0
39,617	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 2.825%, 08/25/2035	38,401	0.0
729,442	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 2.617%, 04/25/2035	703,213	0.0
146,880		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.587%, (US0001M + 0.250%), 07/19/2035	143,400	0.0
67,415		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.587%, (US0001M + 0.250%), 07/19/2035	68,924	0.0
197,858	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 2.371%, 10/25/2046	201,523	0.0
5,274		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.513%, (COF 11 + 1.250%), 02/27/2034	5,425	0.0
15,401		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.492%, (12MTA + 1.400%), 08/25/2042	15,355	0.0
23,496		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 0.726%, (US0001M + 0.640%), 01/25/2045	23,585	0.0
507,497	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.490%, 10/25/2036	498,277	0.0
269,659		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 1.763%, (COF 11 + 1.500%), 07/25/2046	266,584	0.0
47,320,460	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.776%, 08/25/2045	2,008,815	0.1
1,162,244		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.066%, (US0001M + 0.490%), 10/25/2045	1,160,418	0.0
522,562	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.029%, 10/25/2036	529,185	0.0
1,003,197	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.448%, 12/25/2036	962,367	0.0
1,723,454	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.824%, 08/25/2046	1,729,838	0.1
1,641,745	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.924%, 07/25/2037	1,665,384	0.1
1,997,701		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,923,867	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

162,642		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	164,417	0.0
1,406,496		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.286%, (US0001M + 0.100%), 12/25/2036	909,049	0.0
1,070,627		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.516%, (US0001M + 0.430%), 06/25/2037	865,273	0.0
81,050	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 2.882%, 05/25/2035	80,270	0.0
234,545	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.800%, 04/25/2036	230,779	0.0
718,622	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.763%, 08/20/2045	714,642	0.0

		Total Collateralized Mortgage Obligations
		(Cost $452,996,688)	461,752,663	14.1

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	653,148	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	276,841	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	492,682	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	257,990	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	463,823	0.0

		Total Municipal Bonds
		(Cost $1,500,000)	2,144,484	0.1

U.S. TREASURY OBLIGATIONS: 8.1%
		U.S. Treasury Bonds: 3.2%
17,000		1.250%,05/15/2050	13,913	0.0
920,000		1.375%,11/15/2040	826,706	0.0
77,000		1.625%,11/15/2050	69,201	0.0
82,160,000		1.750%,08/15/2041	78,565,500	2.4
24,396,600		2.375%,05/15/2051	26,043,370	0.8
		105,518,690		3.2

		U.S. Treasury Notes: 4.9%
17,717,500		0.125%,08/31/2023	17,671,822	0.6
25,000		0.125%,10/15/2023	24,915	0.0
24,234,800		0.250%,09/30/2023	24,217,286	0.7
16,997,000		0.250%,06/15/2024	16,904,048	0.5
23,324,900	(2)	0.375%,09/15/2024	23,226,498	0.7
13,655,300		0.750%,08/31/2026	13,511,279	0.4
170,000		0.875%,06/30/2026	169,416	0.0
2,801,000		0.875%,09/30/2026	2,786,120	0.1
16,716,500		1.125%,08/31/2028	16,521,910	0.5
773,500		1.125%,02/15/2031	749,328	0.0
11,149,800		1.250%,09/30/2028	11,103,633	0.4
34,382,400		1.250%,08/15/2031	33,552,387	1.0
		160,438,642		4.9

		Total U.S. Treasury Obligations
		(Cost $269,871,108)	265,957,332	8.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.3%
		Federal Home Loan Mortgage Corporation: 2.7%(6)
46,370		1.629%, (US0012M + 1.345%),09/01/2035	48,522	0.0
362,728		1.984%, (US0012M + 1.721%),06/01/2035	383,946	0.0
5,624		2.345%, (H15T1Y + 2.250%),11/01/2031	5,666	0.0
683		2.368%, (H15T1Y + 2.210%),06/01/2024	683	0.0
2,976		2.375%, (H15T1Y + 2.250%),04/01/2032	3,001	0.0
12,440		2.375%, (H15T1Y + 2.250%),11/01/2035	13,069	0.0
1,914		2.375%, (H15T1Y + 2.250%),03/01/2036	2,050	0.0
867,915		2.500%,05/01/2030	912,142	0.0
481,588		2.500%,05/01/2030	506,793	0.0
1,068,029		2.500%,06/01/2030	1,125,463	0.1
116,919		2.536%, (H15T1Y + 2.462%),01/01/2029	117,145	0.0
3,476,137		3.000%,03/01/2045	3,736,669	0.1
2,606,967		3.000%,03/01/2045	2,794,697	0.1
2,512,565		3.000%,04/01/2045	2,693,533	0.1
2,749,858		3.000%,04/01/2045	2,955,839	0.1
5,032,954		3.000%,10/01/2046	5,367,731	0.2
6,239,153		3.000%,10/01/2046	6,706,919	0.2
6,904,062		3.000%,03/01/2048	7,359,742	0.2
824,796		3.500%,08/01/2042	889,531	0.0
2,570,126		3.500%,03/01/2045	2,788,323	0.1
365,608		3.500%,04/01/2045	388,765	0.0
988,704		3.500%,05/01/2045	1,073,887	0.0
128,584		3.500%,05/01/2045	136,149	0.0
630,814		3.500%,06/01/2045	683,506	0.0
580,005		3.500%,07/01/2045	624,603	0.0
528,983		3.500%,07/01/2045	569,239	0.0
586,266		3.500%,08/01/2045	630,836	0.0
559,918		3.500%,08/01/2045	605,100	0.0
432,434		3.500%,08/01/2045	461,667	0.0
683,093		3.500%,08/01/2045	732,418	0.0
1,064,783		3.500%,08/01/2045	1,156,385	0.1
1,522,198		3.500%,09/01/2045	1,648,450	0.1
697,391		3.500%,09/01/2045	755,630	0.0
269,809		3.500%,09/01/2045	285,833	0.0
1,277,794		3.500%,11/01/2045	1,387,745	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,780,422		3.500%,12/01/2046	5,152,704	0.2
13,037,301		3.500%,03/01/2048	14,236,047	0.4
919,670		4.000%,10/01/2041	1,010,086	0.0
1,236,726		4.000%,12/01/2041	1,364,585	0.1
217,017		4.000%,07/01/2045	237,731	0.0
135,539		4.000%,09/01/2045	147,752	0.0
1,675,389		4.000%,09/01/2045	1,837,301	0.1
1,318,850		4.000%,09/01/2045	1,440,146	0.1
2,610,664		4.000%,09/01/2045	2,849,720	0.1
1,018,827		4.000%,05/01/2047	1,103,039	0.0
349,088		4.000%,11/01/2047	375,837	0.0
338,773		4.000%,03/01/2048	364,710	0.0
1,143,944		4.000%,06/01/2048	1,274,286	0.1
5,495		4.500%,06/01/2039	6,165	0.0
15,177		4.500%,09/01/2040	16,971	0.0
48,537		4.500%,03/01/2041	53,819	0.0
425,337		4.500%,08/01/2041	472,132	0.0
302,619		4.500%,08/01/2041	340,375	0.0
158,486		4.500%,09/01/2041	178,000	0.0
1,058,287		4.500%,09/01/2041	1,192,614	0.1
216,979		4.500%,09/01/2041	242,584	0.0
406,447		4.500%,09/01/2041	456,038	0.0
20,883		5.000%,05/01/2028	22,968	0.0
83,418		5.000%,05/01/2035	93,643	0.0
196,368		5.000%,01/01/2041	221,136	0.0
138,287		5.000%,04/01/2041	155,720	0.0
107		5.500%,11/01/2021	120	0.0
9,575		5.500%,03/01/2023	10,693	0.0
2,659		5.500%,05/01/2023	2,969	0.0
8,847		5.500%,03/01/2034	10,220	0.0
2,994		5.500%,05/01/2036	3,430	0.0
59,583		5.500%,06/01/2036	69,179	0.0
6,714		5.500%,12/01/2036	7,819	0.0
32,977		5.500%,03/01/2037	38,392	0.0
9,152		5.500%,04/01/2037	10,559	0.0
51,918		5.500%,05/01/2037	60,622	0.0
89,923		5.500%,07/01/2037	104,206	0.0
16,285		5.500%,09/01/2037	18,239	0.0
10,159		5.500%,10/01/2037	11,873	0.0
33,028		5.500%,11/01/2037	38,584	0.0
27,641		5.500%,12/01/2037	32,303	0.0
95,670		5.500%,12/01/2037	111,805	0.0
7,190		5.500%,01/01/2038	8,320	0.0
7,049		5.500%,01/01/2038	8,231	0.0
90,063		5.500%,02/01/2038	105,253	0.0
67,330		5.500%,02/01/2038	78,627	0.0
60,514		5.500%,03/01/2038	70,695	0.0
79,489		5.500%,04/01/2038	92,859	0.0
6,845		5.500%,05/01/2038	8,000	0.0
49,295		5.500%,05/01/2038	56,228	0.0
49,263		5.500%,06/01/2038	57,443	0.0
169,902		5.500%,06/01/2038	198,141	0.0
161,109		5.500%,07/01/2038	188,207	0.0
32,197		5.500%,08/01/2038	37,596	0.0
8,386		5.500%,08/01/2038	9,738	0.0
36,979		5.500%,09/01/2038	43,176	0.0
36,492		5.500%,10/01/2038	42,633	0.0
31,768		5.500%,10/01/2038	37,115	0.0
112,192		5.500%,11/01/2038	131,065	0.0
3,460		5.500%,11/01/2038	4,042	0.0
7,705		5.500%,12/01/2038	8,891	0.0
12,628		5.500%,12/01/2038	14,672	0.0
29,345		5.500%,01/01/2039	34,265	0.0
58,149		5.500%,03/01/2039	67,887	0.0
23,682		5.500%,07/01/2039	27,615	0.0
15,572		5.500%,12/01/2039	18,192	0.0
100,301		5.500%,03/01/2040	117,171	0.0
37,487		5.500%,08/01/2040	41,974	0.0
34,688		5.500%,08/01/2040	40,477	0.0
70,361		5.500%,08/01/2040	82,103	0.0
335,228		6.000%,09/01/2027	376,357	0.0
5,072		6.000%,02/01/2029	5,697	0.0
7,022		6.000%,05/01/2035	8,173	0.0
282,248		6.000%,03/01/2037	333,899	0.0
2,691		6.000%,05/01/2037	3,183	0.0
30,258		6.000%,07/01/2037	35,526	0.0
39,679		6.000%,08/01/2037	46,939	0.0
9,004		6.000%,08/01/2037	10,497	0.0
211,173		6.000%,09/01/2037	247,949	0.0
632		6.000%,10/01/2037	747	0.0
8,249		6.000%,11/01/2037	9,710	0.0
1,972		6.000%,12/01/2037	2,228	0.0
6,526		6.000%,12/01/2037	7,720	0.0
232,753		6.000%,01/01/2038	273,287	0.0
1,215		6.000%,04/01/2038	1,437	0.0
7,494		6.000%,06/01/2038	8,575	0.0
764		6.000%,07/01/2038	899	0.0
28,732		6.000%,08/01/2038	33,117	0.0
48,789		6.000%,11/01/2038	57,601	0.0
12,384		6.000%,05/01/2039	14,305	0.0
10,364		6.000%,08/01/2039	12,158	0.0
1,718		6.000%,09/01/2039	1,931	0.0
702,746		6.500%,09/01/2034	800,926	0.0
		88,852,276		2.7

		Federal National Mortgage Association: 0.0%(6)
29,582		1.299%, (12MTA + 1.200%),08/01/2042	30,186	0.0
48,361		1.299%, (12MTA + 1.200%),08/01/2042	49,431	0.0
20,701		1.299%, (12MTA + 1.200%),10/01/2044	21,168	0.0
26,547		1.299%, (12MTA + 1.200%),10/01/2044	27,153	0.0
62,890		1.498%, (US0006M + 1.373%),09/01/2035	63,477	0.0
69,222		1.589%, (US0001M + 1.422%),02/01/2033	70,060	0.0
36,723		1.637%, (US0012M + 1.486%),07/01/2035	37,048	0.0
12,513		1.673%, (US0012M + 1.444%),08/01/2035	12,641	0.0
347,454		1.825%, (H15T1Y + 1.711%),08/01/2035	350,674	0.0
73,006		1.869%, (US0012M + 1.480%),04/01/2035	73,675	0.0
91,258		2.019%, (US0012M + 1.610%),02/01/2034	94,229	0.0
20,610		2.050%, (US0012M + 1.675%),02/01/2035	20,618	0.0
141,733		2.158%, (US0012M + 1.661%),10/01/2035	142,428	0.0
64,203		2.300%, (H15T1Y + 2.175%),10/01/2035	64,635	0.0
169,340		2.310%, (US0012M + 1.810%),09/01/2034	179,282	0.0
1,787		2.317%, (H15T1Y + 2.215%),09/01/2031	1,791	0.0
7,851		2.335%, (H15T1Y + 2.210%),04/01/2032	7,849	0.0
2,672		3.200%, (COF 11 + 1.251%),05/01/2036	2,782	0.0
26,389		4.032%, (COF 11 + 1.926%),12/01/2036	28,208	0.0
		1,277,335		0.0

		Government National Mortgage Association: 1.8%
28,861,000	(7)	2.000%,11/15/2051	29,224,018	0.9

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,000,000		2.500%,09/20/2051	4,136,555	0.1
4,390,000	(7)	3.000%,11/15/2051	4,579,147	0.2
2,947,626		3.500%,07/20/2046	3,138,504	0.1
451,709		3.500%,07/20/2047	478,562	0.0
6,843,015		3.500%,12/20/2047	7,307,726	0.2
3,752,535		3.500%,01/20/2048	4,008,636	0.1
511,904		4.000%,11/20/2040	561,458	0.0
1,044,195		4.000%,03/20/2046	1,133,282	0.1
786,949		4.500%,08/20/2041	879,946	0.0
408,186		4.500%,01/20/2047	448,953	0.0
1,862		5.000%,11/15/2035	2,106	0.0
16,354		5.000%,11/15/2035	18,784	0.0
5,146		5.000%,11/15/2035	5,828	0.0
6,146		5.000%,11/15/2035	7,143	0.0
14,603		5.000%,06/15/2037	16,530	0.0
33,746		5.000%,03/15/2038	39,215	0.0
112,452		5.000%,03/15/2038	130,688	0.0
5,392		5.000%,06/15/2038	6,162	0.0
364		5.000%,07/15/2038	412	0.0
2,329		5.000%,09/15/2038	2,692	0.0
34,573		5.000%,11/15/2038	40,152	0.0
12,588		5.000%,11/15/2038	14,590	0.0
59,556		5.000%,12/15/2038	68,989	0.0
7,841		5.000%,12/15/2038	8,878	0.0
773,380		5.000%,12/15/2038	898,882	0.1
54,502		5.000%,01/15/2039	63,138	0.0
585,151		5.000%,01/15/2039	671,890	0.0
94,423		5.000%,01/15/2039	109,658	0.0
27,609		5.000%,02/15/2039	31,965	0.0
55,207		5.000%,02/15/2039	63,630	0.0
83,505		5.000%,02/15/2039	96,737	0.0
60,350		5.000%,03/15/2039	69,913	0.0
1,733		5.000%,03/15/2039	2,015	0.0
62,561		5.000%,03/15/2039	72,475	0.0
114,220		5.000%,03/15/2039	132,318	0.0
79,181		5.000%,04/15/2039	91,799	0.0
40,228		5.000%,05/15/2039	46,602	0.0
410		5.000%,05/15/2039	464	0.0
117,764		5.000%,05/15/2039	136,832	0.0
57,395		5.000%,07/15/2039	66,683	0.0
47,786		5.000%,09/15/2039	55,008	0.0
9,317		5.000%,11/15/2039	10,830	0.0
1,378		5.000%,04/15/2040	1,588	0.0
10,932		5.000%,06/15/2040	12,664	0.0
21,299		5.000%,09/15/2040	24,650	0.0
15,730		5.000%,09/15/2040	17,794	0.0
56,623		5.000%,10/15/2040	65,824	0.0
47,766		5.000%,05/15/2042	54,078	0.0
274,467		5.000%,02/20/2043	313,328	0.0
8,176	(3)	5.500%,03/20/2060	8,949	0.0
			59,378,670	1.8

		Uniform Mortgage-Backed Securities: 5.8%
21,652,000	(7)	2.000%,11/15/2051	21,673,145	0.7
1,390,356		2.500%,05/01/2030	1,460,414	0.1
2,905,683		2.500%,06/01/2030	3,046,257	0.1
2,132,397		2.500%,06/01/2030	2,237,040	0.1
1,245,635		2.500%,07/01/2030	1,308,555	0.1
2,925,035		3.000%,08/01/2030	3,104,448	0.1
1,463,238		3.000%,09/01/2030	1,552,655	0.1
961,134		3.000%,08/01/2043	1,038,892	0.1
1,756,815		3.000%,09/01/2043	1,873,948	0.1
6,411,776		3.000%,04/01/2045	6,889,962	0.2
3,970,550		3.000%,08/01/2046	4,266,876	0.1
389,968		3.000%,09/01/2046	412,463	0.0
5,470,468		3.000%,01/01/2047	5,783,399	0.2
596,974		3.500%,12/01/2041	648,499	0.0
110,797		3.500%,08/01/2042	119,989	0.0
505,465		3.500%,08/01/2042	550,513	0.0
432,654		3.500%,10/01/2042	471,327	0.0
637,242		3.500%,10/01/2042	690,287	0.0
276,056		3.500%,03/01/2043	300,696	0.0
2,146,473		3.500%,01/01/2046	2,343,447	0.1
4,105,050		3.500%,02/01/2046	4,481,764	0.2
17,208,881		3.500%,08/01/2046	18,734,404	0.6
2,678,158		3.500%,08/01/2046	2,907,503	0.1
3,117,660		3.500%,09/01/2047	3,310,808	0.1
8,121,598		3.500%,07/01/2048	8,868,201	0.3
2,700,000	(7)	3.500%,10/15/2051	2,856,990	0.1
1,516,179		4.000%,09/01/2026	1,607,030	0.1
3,340		4.000%,05/01/2029	3,579	0.0
25,460		4.000%,11/01/2030	27,476	0.0
13,809		4.000%,02/01/2031	15,005	0.0
7,306		4.000%,10/01/2031	7,956	0.0
5,106,430		4.000%,12/01/2039	5,627,831	0.2
926,005		4.000%,07/01/2042	1,024,637	0.1
2,487,171		4.000%,07/01/2042	2,752,531	0.1
256,498		4.000%,07/01/2042	283,866	0.0
166,726		4.000%,08/01/2042	178,778	0.0
916,008		4.000%,08/01/2042	1,013,470	0.1
1,687,477		4.000%,08/01/2043	1,852,938	0.1
2,715,992		4.000%,09/01/2043	3,012,416	0.1
207,558		4.000%,10/01/2043	228,512	0.0
92,020		4.000%,10/01/2043	100,842	0.0
5,021,627		4.000%,01/01/2045	5,658,342	0.2
469,268		4.000%,06/01/2045	517,224	0.0
2,464,663		4.000%,07/01/2045	2,743,185	0.1
1,040,827		4.000%,07/01/2045	1,158,464	0.1
4,134,732		4.000%,02/01/2046	4,557,366	0.2
890,451		4.000%,06/01/2047	959,951	0.0
261,001		4.000%,03/01/2048	280,410	0.0
693,324		4.000%,03/01/2048	746,988	0.0
4,255,876		4.000%,09/01/2048	4,610,747	0.2
26,915		4.500%,10/01/2025	29,069	0.0
471,782		4.500%,07/01/2026	496,785	0.0
380,575		4.500%,04/01/2029	411,736	0.0
69,976		4.500%,06/01/2029	75,683	0.0
5,723		4.500%,06/01/2029	6,191	0.0
71,892		4.500%,07/01/2029	77,776	0.0
1,670		4.500%,10/01/2029	1,807	0.0
9,743		4.500%,06/01/2030	10,627	0.0
319,268		4.500%,10/01/2030	348,514	0.0
74,737		4.500%,02/01/2031	81,501	0.0
52,340		4.500%,05/01/2031	57,149	0.0
38,025		4.500%,10/01/2033	42,308	0.0
17,252		4.500%,01/01/2034	19,040	0.0
4,235		4.500%,07/01/2034	4,709	0.0
4,097		4.500%,09/01/2035	4,565	0.0
20,032		4.500%,09/01/2035	22,192	0.0
34,111		4.500%,11/01/2035	37,914	0.0
130,964		4.500%,02/01/2036	141,727	0.0
77,695		4.500%,01/01/2037	86,900	0.0
35,324		4.500%,09/01/2037	39,298	0.0
1,918		4.500%,02/01/2038	2,095	0.0
19,753		4.500%,01/01/2039	21,924	0.0
2,042		4.500%,02/01/2039	2,210	0.0
30,569		4.500%,02/01/2039	34,292	0.0
13,706		4.500%,04/01/2039	15,235	0.0
70,702		4.500%,04/01/2039	78,999	0.0
40,858		4.500%,04/01/2039	45,638	0.0
12,704		4.500%,05/01/2039	14,249	0.0
62,418		4.500%,05/01/2039	69,375	0.0
73,348		4.500%,05/01/2039	81,963	0.0
380		4.500%,05/01/2039	426	0.0
77,920		4.500%,05/01/2039	87,366	0.0
810,925		4.500%,05/01/2039	909,681	0.0
4,146		4.500%,05/01/2039	4,651	0.0
4,685		4.500%,06/01/2039	5,255	0.0
105,119		4.500%,06/01/2039	117,869	0.0
52,777		4.500%,07/01/2039	59,202	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

15,788	4.500%,07/01/2039	17,707	0.0
20,996	4.500%,07/01/2039	22,969	0.0
196,223	4.500%,08/01/2039	219,231	0.0
50,828	4.500%,08/01/2039	56,490	0.0
58,219	4.500%,08/01/2039	64,621	0.0
107,357	4.500%,08/01/2039	119,333	0.0
170,931	4.500%,09/01/2039	191,709	0.0
163,127	4.500%,10/01/2039	182,941	0.0
10,291	4.500%,11/01/2039	11,500	0.0
71,256	4.500%,11/01/2039	78,930	0.0
4,032	4.500%,12/01/2039	4,506	0.0
7,079	4.500%,12/01/2039	7,668	0.0
3,556	4.500%,01/01/2040	3,872	0.0
357,631	4.500%,01/01/2040	397,410	0.0
165,420	4.500%,02/01/2040	184,845	0.0
80,225	4.500%,02/01/2040	89,965	0.0
51,307	4.500%,04/01/2040	57,327	0.0
596,388	4.500%,04/01/2040	666,489	0.0
35,968	4.500%,05/01/2040	39,167	0.0
206,782	4.500%,05/01/2040	227,034	0.0
33,823	4.500%,06/01/2040	37,527	0.0
63,037	4.500%,06/01/2040	70,458	0.0
3,270	4.500%,06/01/2040	3,654	0.0
118,094	4.500%,06/01/2040	132,001	0.0
259,010	4.500%,06/01/2040	290,383	0.0
80,368	4.500%,07/01/2040	90,133	0.0
28,036	4.500%,07/01/2040	31,110	0.0
118,563	4.500%,07/01/2040	132,502	0.0
21,421	4.500%,08/01/2040	23,941	0.0
34,229	4.500%,08/01/2040	37,793	0.0
1,925	4.500%,08/01/2040	2,136	0.0
71,642	4.500%,08/01/2040	80,057	0.0
99,851	4.500%,08/01/2040	110,576	0.0
6,029	4.500%,08/01/2040	6,553	0.0
89,223	4.500%,08/01/2040	99,698	0.0
24,684	4.500%,09/01/2040	27,679	0.0
15,571	4.500%,09/01/2040	17,277	0.0
103,381	4.500%,09/01/2040	112,108	0.0
26,215	4.500%,09/01/2040	29,293	0.0
16,581	4.500%,09/01/2040	18,435	0.0
13,101	4.500%,09/01/2040	14,164	0.0
189,981	4.500%,09/01/2040	212,262	0.0
37,144	4.500%,10/01/2040	41,143	0.0
67,973	4.500%,10/01/2040	75,295	0.0
151,139	4.500%,10/01/2040	169,520	0.0
169,199	4.500%,10/01/2040	189,682	0.0
29,822	4.500%,10/01/2040	33,333	0.0
416,559	4.500%,11/01/2040	465,320	0.0
491,391	4.500%,11/01/2040	538,600	0.0
52,428	4.500%,11/01/2040	58,297	0.0
833,664	4.500%,11/01/2040	926,870	0.0
58,593	4.500%,11/01/2040	64,997	0.0
103,489	4.500%,12/01/2040	116,067	0.0
90,138	4.500%,12/01/2040	100,855	0.0
2,945	4.500%,12/01/2040	3,303	0.0
28,552	4.500%,12/01/2040	31,684	0.0
182,053	4.500%,12/01/2040	203,484	0.0
37,334	4.500%,12/01/2040	41,720	0.0
24,615	4.500%,12/01/2040	27,609	0.0
46,389	4.500%,12/01/2040	52,021	0.0
13,018	4.500%,12/01/2040	14,347	0.0
36,699	4.500%,01/01/2041	41,138	0.0
456,219	4.500%,01/01/2041	507,120	0.0
196,132	4.500%,01/01/2041	217,766	0.0
22,721	4.500%,01/01/2041	25,173	0.0
126,489	4.500%,01/01/2041	140,360	0.0
78,682	4.500%,02/01/2041	87,943	0.0
78,636	4.500%,02/01/2041	87,838	0.0
59,996	4.500%,02/01/2041	65,223	0.0
24,394	4.500%,02/01/2041	27,269	0.0
55,760	4.500%,02/01/2041	62,462	0.0
4,381	4.500%,03/01/2041	4,891	0.0
24,044	4.500%,03/01/2041	26,964	0.0
72,388	4.500%,03/01/2041	80,335	0.0
23,399	4.500%,03/01/2041	26,148	0.0
42,423	4.500%,03/01/2041	47,069	0.0
49,678	4.500%,03/01/2041	55,038	0.0
198,400	4.500%,03/01/2041	221,005	0.0
77,777	4.500%,03/01/2041	84,440	0.0
11,725	4.500%,03/01/2041	12,692	0.0
425,788	4.500%,04/01/2041	480,279	0.0
38,960	4.500%,04/01/2041	43,706	0.0
75,341	4.500%,04/01/2041	81,557	0.0
17,497	4.500%,04/01/2041	18,926	0.0
220,757	4.500%,04/01/2041	245,458	0.0
50,336	4.500%,04/01/2041	54,481	0.0
6,109	4.500%,04/01/2041	6,779	0.0
7,740	4.500%,05/01/2041	8,680	0.0
3,373	4.500%,05/01/2041	3,784	0.0
321,281	4.500%,05/01/2041	357,143	0.0
11,667	4.500%,05/01/2041	12,626	0.0
409,071	4.500%,05/01/2041	454,891	0.0
26,399	4.500%,05/01/2041	29,511	0.0
318,141	4.500%,05/01/2041	356,752	0.0
194,646	4.500%,05/01/2041	218,488	0.0
21,692	4.500%,05/01/2041	24,325	0.0
224,245	4.500%,06/01/2041	251,499	0.0
14,820	4.500%,06/01/2041	16,620	0.0
49,571	4.500%,06/01/2041	54,031	0.0
50,472	4.500%,07/01/2041	56,517	0.0
4,311	4.500%,07/01/2041	4,818	0.0
81,879	4.500%,07/01/2041	91,826	0.0
13,621	4.500%,07/01/2041	15,214	0.0
18,110	4.500%,07/01/2041	19,598	0.0
171,146	4.500%,07/01/2041	192,114	0.0
2,634	4.500%,07/01/2041	2,957	0.0
33,980	4.500%,07/01/2041	38,110	0.0
17,641	4.500%,08/01/2041	19,720	0.0
168,248	4.500%,08/01/2041	187,389	0.0
161,914	4.500%,08/01/2041	175,776	0.0
130,317	4.500%,08/01/2041	141,059	0.0
21,867	4.500%,08/01/2041	23,671	0.0
57,071	4.500%,08/01/2041	63,324	0.0
132,076	4.500%,08/01/2041	147,565	0.0
112,343	4.500%,08/01/2041	124,784	0.0
531,042	4.500%,09/01/2041	595,944	0.0
4,892	4.500%,09/01/2041	5,469	0.0
72,019	4.500%,09/01/2041	80,069	0.0
14,945	4.500%,09/01/2041	16,617	0.0
89,784	4.500%,10/01/2041	97,464	0.0
45,076	4.500%,10/01/2041	48,795	0.0
1,201,473	4.500%,10/01/2041	1,353,815	0.1
23,385	4.500%,10/01/2041	26,201	0.0
654,770	4.500%,10/01/2041	729,733	0.0
269,164	4.500%,10/01/2041	300,116	0.0
38,963	4.500%,10/01/2041	43,278	0.0
273,239	4.500%,10/01/2041	306,461	0.0
301,445	4.500%,11/01/2041	338,779	0.0
4,303	4.500%,11/01/2041	4,784	0.0
190,621	4.500%,12/01/2041	213,719	0.0
750,959	4.500%,12/01/2041	844,011	0.0
12,086	4.500%,01/01/2042	13,544	0.0
29,204	4.500%,01/01/2042	32,795	0.0
14,428	4.500%,01/01/2042	15,607	0.0
67,317	4.500%,03/01/2042	75,352	0.0
4,329	4.500%,03/01/2042	4,683	0.0
28,036	4.500%,04/01/2042	30,325	0.0
11,819	4.500%,06/01/2042	12,985	0.0
6,791	4.500%,08/01/2042	7,612	0.0
4,228	4.500%,09/01/2042	4,574	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

6,648	4.500%,01/01/2043	7,192	0.0
7,532	4.500%,12/01/2043	8,419	0.0
127,713	4.500%,04/01/2047	139,351	0.0
53,600	4.500%,05/01/2047	57,934	0.0
20,982	4.500%,05/01/2047	22,695	0.0
193,434	4.500%,06/01/2047	210,904	0.0
143,041	4.500%,06/01/2047	156,029	0.0
69,592	4.500%,07/01/2047	75,323	0.0
396,415	4.500%,07/01/2047	432,490	0.0
67,090	4.500%,08/01/2047	73,252	0.0
231	5.000%,04/01/2023	253	0.0
436	5.000%,12/01/2023	479	0.0
32,600	5.000%,04/01/2026	35,799	0.0
48,882	5.000%,05/01/2026	53,676	0.0
34,372	5.000%,08/01/2027	37,739	0.0
13,356	5.000%,04/01/2028	14,682	0.0
84,720	5.000%,05/01/2033	93,218	0.0
194,381	5.000%,06/01/2033	221,221	0.0
22,167	5.000%,08/01/2033	25,273	0.0
245,431	5.000%,09/01/2033	274,499	0.0
58,919	5.000%,02/01/2034	65,809	0.0
121,556	5.000%,03/01/2034	138,270	0.0
31,084	5.000%,06/01/2034	35,458	0.0
8,604	5.000%,11/01/2034	9,819	0.0
280,779	5.000%,02/01/2035	320,089	0.0
279,206	5.000%,03/01/2035	318,162	0.0
7,980	5.000%,05/01/2035	9,094	0.0
1,017,276	5.000%,07/01/2035	1,159,083	0.1
45,731	5.000%,08/01/2035	50,285	0.0
102,381	5.000%,09/01/2035	116,510	0.0
5,027	5.000%,09/01/2035	5,694	0.0
129,565	5.000%,10/01/2035	147,911	0.0
2,676	5.000%,10/01/2035	3,054	0.0
65,391	5.000%,12/01/2035	74,645	0.0
150,866	5.000%,02/01/2036	172,276	0.0
47,939	5.000%,03/01/2036	54,700	0.0
54,946	5.000%,04/01/2036	62,008	0.0
38,710	5.000%,05/01/2036	44,190	0.0
351,329	5.000%,07/01/2036	399,992	0.0
1,283,760	5.000%,12/01/2036	1,464,253	0.1
1,294,654	5.000%,07/01/2037	1,448,398	0.1
55,303	5.000%,04/01/2038	61,498	0.0
28,085	5.000%,04/01/2039	31,182	0.0
23,934	5.000%,07/01/2039	27,036	0.0
255,059	5.000%,11/01/2040	287,350	0.0
15,431	5.000%,04/01/2041	16,989	0.0
178,656	5.000%,05/01/2041	204,266	0.0
466,216	5.000%,06/01/2041	528,338	0.0
1,034,721	5.000%,06/01/2041	1,175,517	0.1
613	5.500%,06/01/2022	619	0.0
153	5.500%,11/01/2022	154	0.0
1,694	5.500%,11/01/2022	1,719	0.0
267	5.500%,11/01/2022	269	0.0
32	5.500%,12/01/2022	33	0.0
24,748	5.500%,06/01/2023	27,628	0.0
665	5.500%,07/01/2023	670	0.0
5,059	5.500%,07/01/2023	5,190	0.0
3,390	5.500%,09/01/2023	3,487	0.0
858	5.500%,01/01/2025	866	0.0
151	5.500%,08/01/2025	153	0.0
5,028	5.500%,07/01/2026	5,615	0.0
4,124	5.500%,12/01/2027	4,617	0.0
12,813	5.500%,04/01/2028	14,308	0.0
4,969	5.500%,08/01/2028	5,565	0.0
6,496	5.500%,01/01/2029	7,276	0.0
62,498	5.500%,10/01/2029	69,982	0.0
43,967	5.500%,04/01/2033	49,698	0.0
12,621	5.500%,10/01/2033	14,128	0.0
3,884	5.500%,11/01/2033	4,377	0.0
6,539	5.500%,11/01/2033	7,540	0.0
893	5.500%,11/01/2033	1,012	0.0
6,104	5.500%,11/01/2033	6,866	0.0
1,079	5.500%,12/01/2033	1,244	0.0
220,442	5.500%,12/01/2033	255,113	0.0
75,196	5.500%,12/01/2033	85,696	0.0
13,521	5.500%,12/01/2033	15,509	0.0
37,539	5.500%,12/01/2033	43,480	0.0
7,828	5.500%,01/01/2034	8,758	0.0
10,766	5.500%,01/01/2034	12,455	0.0
17,338	5.500%,01/01/2034	19,417	0.0
640	5.500%,01/01/2034	731	0.0
78,846	5.500%,01/01/2034	90,521	0.0
5,311	5.500%,06/01/2034	6,067	0.0
5,228	5.500%,11/01/2034	5,846	0.0
40,656	5.500%,11/01/2034	47,052	0.0
860	5.500%,12/01/2034	997	0.0
24,585	5.500%,01/01/2035	28,057	0.0
30,327	5.500%,01/01/2035	34,304	0.0
11,678	5.500%,01/01/2035	13,510	0.0
1,164,265	5.500%,02/01/2035	1,350,055	0.1
9,597	5.500%,02/01/2035	10,805	0.0
6,344	5.500%,03/01/2035	7,096	0.0
7,667	5.500%,06/01/2035	8,580	0.0
7,079	5.500%,07/01/2035	8,100	0.0
830,101	5.500%,08/01/2035	964,602	0.0
3,169	5.500%,10/01/2035	3,651	0.0
34,129	5.500%,11/01/2035	38,785	0.0
434	5.500%,11/01/2035	491	0.0
656	5.500%,12/01/2035	763	0.0
100,705	5.500%,12/01/2035	115,661	0.0
10,767	5.500%,12/01/2035	12,512	0.0
568	5.500%,12/01/2035	652	0.0
10,210	5.500%,01/01/2036	11,857	0.0
66,324	5.500%,01/01/2036	77,152	0.0
436	5.500%,02/01/2036	488	0.0
9,957	5.500%,04/01/2036	11,581	0.0
788,822	5.500%,07/01/2036	914,949	0.0
481	5.500%,08/01/2036	559	0.0
39,675	5.500%,09/01/2036	45,936	0.0
67,726	5.500%,09/01/2036	78,339	0.0
98,248	5.500%,12/01/2036	114,369	0.0
983	5.500%,12/01/2036	1,144	0.0
1,300	5.500%,12/01/2036	1,516	0.0
128,424	5.500%,12/01/2036	149,581	0.0
56,396	5.500%,01/01/2037	65,324	0.0
14,321	5.500%,01/01/2037	16,693	0.0
87,135	5.500%,02/01/2037	101,477	0.0
234,650	5.500%,03/01/2037	268,342	0.0
9,782	5.500%,04/01/2037	11,396	0.0
21,260	5.500%,05/01/2037	24,814	0.0
1,435	5.500%,05/01/2037	1,660	0.0
610	5.500%,05/01/2037	712	0.0
12,807	5.500%,05/01/2037	14,941	0.0
25,605	5.500%,06/01/2037	29,863	0.0
55,677	5.500%,06/01/2037	64,857	0.0
20,549	5.500%,07/01/2037	23,870	0.0
32,642	5.500%,08/01/2037	37,971	0.0
26,394	5.500%,08/01/2037	30,784	0.0
12,339	5.500%,08/01/2037	14,338	0.0
87,229	5.500%,09/01/2037	101,687	0.0
599	5.500%,11/01/2037	699	0.0
313,390	5.500%,01/01/2038	365,105	0.0
551	5.500%,02/01/2038	643	0.0
1,113	5.500%,02/01/2038	1,299	0.0
261,054	5.500%,03/01/2038	304,939	0.0
5,544	5.500%,03/01/2038	6,360	0.0
66,550	5.500%,04/01/2038	77,715	0.0
581	5.500%,04/01/2038	679	0.0
9,615	5.500%,04/01/2038	10,773	0.0
162,290	5.500%,05/01/2038	189,348	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

6,193	5.500%,05/01/2038	7,223	0.0
2,498	5.500%,05/01/2038	2,918	0.0
1,477,690	5.500%,06/01/2038	1,724,208	0.1
73,278	5.500%,06/01/2038	85,579	0.0
22,130	5.500%,06/01/2038	25,504	0.0
49,348	5.500%,07/01/2038	56,853	0.0
40,403	5.500%,07/01/2038	47,185	0.0
33,969	5.500%,07/01/2038	39,680	0.0
401	5.500%,07/01/2038	466	0.0
21,248	5.500%,08/01/2038	24,767	0.0
72,873	5.500%,08/01/2038	85,053	0.0
9,344	5.500%,08/01/2038	10,869	0.0
160,391	5.500%,11/01/2038	187,387	0.0
44,672	5.500%,11/01/2038	52,043	0.0
119	5.500%,12/01/2038	135	0.0
24,541	5.500%,12/01/2038	28,491	0.0
294,985	5.500%,01/01/2039	338,458	0.0
87,204	5.500%,01/01/2039	101,582	0.0
45,131	5.500%,01/01/2039	52,632	0.0
16,590	5.500%,03/01/2039	19,382	0.0
150,045	5.500%,06/01/2039	175,232	0.0
247,132	5.500%,06/01/2039	288,004	0.0
14,559	5.500%,07/01/2041	16,983	0.0
301,088	5.500%,09/01/2041	349,593	0.0
633	6.000%,04/01/2022	710	0.0
2,231	6.000%,06/01/2022	2,501	0.0
703	6.000%,01/01/2023	788	0.0
127	6.000%,03/01/2024	142	0.0
67,518	6.000%,11/01/2028	75,765	0.0
325	6.000%,04/01/2031	374	0.0
258	6.000%,01/01/2032	290	0.0
538	6.000%,11/01/2032	605	0.0
628	6.000%,11/01/2032	734	0.0
36,888	6.000%,01/01/2033	43,219	0.0
2,456	6.000%,09/01/2033	2,785	0.0
363	6.000%,01/01/2034	411	0.0
40,201	6.000%,06/01/2035	45,552	0.0
5,936	6.000%,07/01/2035	6,699	0.0
10,461	6.000%,07/01/2035	12,347	0.0
4,772	6.000%,07/01/2035	5,362	0.0
4,388	6.000%,07/01/2035	5,177	0.0
382	6.000%,10/01/2035	429	0.0
2,533	6.000%,10/01/2035	2,850	0.0
50,277	6.000%,11/01/2035	58,668	0.0
39,677	6.000%,12/01/2035	46,538	0.0
208,271	6.000%,12/01/2035	235,069	0.0
2,305	6.000%,12/01/2035	2,589	0.0
7,467	6.000%,01/01/2036	8,538	0.0
15,817	6.000%,02/01/2036	17,881	0.0
31,351	6.000%,02/01/2036	37,051	0.0
232	6.000%,02/01/2036	260	0.0
33,192	6.000%,02/01/2036	39,228	0.0
27,911	6.000%,03/01/2036	32,209	0.0
16,786	6.000%,03/01/2036	19,081	0.0
15,179	6.000%,04/01/2036	17,925	0.0
32,184	6.000%,04/01/2036	38,008	0.0
5,393	6.000%,05/01/2036	6,055	0.0
11,327	6.000%,05/01/2036	13,018	0.0
2,378	6.000%,06/01/2036	2,755	0.0
354	6.000%,06/01/2036	409	0.0
1,265	6.000%,07/01/2036	1,429	0.0
3,937	6.000%,07/01/2036	4,452	0.0
62,713	6.000%,07/01/2036	73,605	0.0
15,201	6.000%,07/01/2036	17,115	0.0
19,905	6.000%,08/01/2036	23,170	0.0
3,340	6.000%,08/01/2036	3,916	0.0
358,372	6.000%,08/01/2036	423,620	0.0
17,081	6.000%,08/01/2036	20,183	0.0
2,847	6.000%,08/01/2036	3,265	0.0
182,748	6.000%,08/01/2036	210,197	0.0
58,506	6.000%,09/01/2036	65,691	0.0
25,213	6.000%,09/01/2036	29,530	0.0
11,955	6.000%,09/01/2036	14,138	0.0
13,306	6.000%,09/01/2036	15,483	0.0
36,174	6.000%,09/01/2036	42,496	0.0
12,860	6.000%,09/01/2036	14,736	0.0
159	6.000%,09/01/2036	180	0.0
2,356	6.000%,10/01/2036	2,647	0.0
32,634	6.000%,10/01/2036	38,555	0.0
11,755	6.000%,10/01/2036	13,885	0.0
13,408	6.000%,10/01/2036	15,158	0.0
38,000	6.000%,10/01/2036	44,898	0.0
27,527	6.000%,10/01/2036	32,270	0.0
26,651	6.000%,11/01/2036	31,487	0.0
9,434	6.000%,11/01/2036	10,791	0.0
45,562	6.000%,11/01/2036	51,461	0.0
15,685	6.000%,11/01/2036	17,605	0.0
42,889	6.000%,12/01/2036	48,188	0.0
98,526	6.000%,12/01/2036	111,182	0.0
4,126	6.000%,12/01/2036	4,678	0.0
3,092	6.000%,12/01/2036	3,656	0.0
35,571	6.000%,12/01/2036	42,066	0.0
21,361	6.000%,12/01/2036	24,030	0.0
1,436	6.000%,12/01/2036	1,664	0.0
7,766	6.000%,01/01/2037	9,147	0.0
525	6.000%,01/01/2037	617	0.0
11,051	6.000%,01/01/2037	12,404	0.0
825	6.000%,01/01/2037	944	0.0
1,353	6.000%,02/01/2037	1,527	0.0
13,236	6.000%,02/01/2037	15,653	0.0
88,977	6.000%,02/01/2037	105,099	0.0
7,975	6.000%,02/01/2037	9,014	0.0
13,638	6.000%,03/01/2037	15,542	0.0
18,565	6.000%,03/01/2037	21,615	0.0
15,839	6.000%,03/01/2037	18,716	0.0
697	6.000%,03/01/2037	824	0.0
109,016	6.000%,03/01/2037	124,771	0.0
6,373	6.000%,03/01/2037	7,451	0.0
1,721	6.000%,04/01/2037	2,032	0.0
15,041	6.000%,04/01/2037	17,231	0.0
324	6.000%,04/01/2037	364	0.0
29,138	6.000%,04/01/2037	32,790	0.0
30,155	6.000%,04/01/2037	33,933	0.0
30,510	6.000%,04/01/2037	34,919	0.0
766	6.000%,04/01/2037	861	0.0
44,261	6.000%,04/01/2037	52,331	0.0
6,987	6.000%,04/01/2037	8,228	0.0
99,348	6.000%,04/01/2037	117,330	0.0
668	6.000%,04/01/2037	751	0.0
13,007	6.000%,04/01/2037	15,306	0.0
31,540	6.000%,04/01/2037	37,299	0.0
2,379	6.000%,04/01/2037	2,690	0.0
21,654	6.000%,05/01/2037	25,051	0.0
14,416	6.000%,05/01/2037	17,049	0.0
16,068	6.000%,05/01/2037	18,139	0.0
11,126	6.000%,05/01/2037	12,499	0.0
20,810	6.000%,05/01/2037	23,513	0.0
2,296	6.000%,05/01/2037	2,627	0.0
5,539	6.000%,05/01/2037	6,449	0.0
80,844	6.000%,05/01/2037	95,603	0.0
5,796	6.000%,05/01/2037	6,517	0.0
26,190	6.000%,05/01/2037	29,420	0.0
13,533	6.000%,05/01/2037	15,199	0.0
1,139	6.000%,05/01/2037	1,280	0.0
5,228	6.000%,06/01/2037	5,869	0.0
3,828	6.000%,06/01/2037	4,307	0.0
55,223	6.000%,06/01/2037	64,788	0.0
24,823	6.000%,06/01/2037	27,879	0.0
5,217	6.000%,06/01/2037	6,124	0.0
4,038	6.000%,06/01/2037	4,650	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,321	6.000%,06/01/2037	1,484	0.0
50,817	6.000%,07/01/2037	60,099	0.0
3,051	6.000%,07/01/2037	3,551	0.0
6,936	6.000%,07/01/2037	7,785	0.0
5,865	6.000%,07/01/2037	6,933	0.0
88,341	6.000%,07/01/2037	99,330	0.0
11,744	6.000%,07/01/2037	13,373	0.0
13,740	6.000%,07/01/2037	15,465	0.0
32,466	6.000%,07/01/2037	36,518	0.0
7,107	6.000%,07/01/2037	8,272	0.0
19,292	6.000%,07/01/2037	21,992	0.0
42,033	6.000%,08/01/2037	49,338	0.0
6,253	6.000%,08/01/2037	7,029	0.0
38,925	6.000%,08/01/2037	43,731	0.0
17,588	6.000%,08/01/2037	19,757	0.0
7,913	6.000%,08/01/2037	8,886	0.0
4,808	6.000%,08/01/2037	5,687	0.0
19,463	6.000%,08/01/2037	23,001	0.0
9,016	6.000%,08/01/2037	10,125	0.0
229,097	6.000%,09/01/2037	270,940	0.0
64,801	6.000%,09/01/2037	74,922	0.0
7,702	6.000%,09/01/2037	8,664	0.0
1,391	6.000%,09/01/2037	1,639	0.0
2,412	6.000%,09/01/2037	2,850	0.0
14,739	6.000%,09/01/2037	17,430	0.0
29,584	6.000%,10/01/2037	34,951	0.0
1,170	6.000%,10/01/2037	1,354	0.0
44,673	6.000%,11/01/2037	52,761	0.0
30,085	6.000%,11/01/2037	35,022	0.0
857	6.000%,11/01/2037	1,013	0.0
1,081	6.000%,12/01/2037	1,278	0.0
71,129	6.000%,12/01/2037	82,259	0.0
19,403	6.000%,12/01/2037	22,547	0.0
58,895	6.000%,12/01/2037	69,653	0.0
72,804	6.000%,02/01/2038	85,204	0.0
19,573	6.000%,02/01/2038	23,121	0.0
122,049	6.000%,02/01/2038	144,236	0.0
3,974	6.000%,03/01/2038	4,466	0.0
21,526	6.000%,03/01/2038	25,406	0.0
1,146	6.000%,03/01/2038	1,355	0.0
3,159	6.000%,05/01/2038	3,736	0.0
59,087	6.000%,05/01/2038	69,720	0.0
1,055	6.000%,06/01/2038	1,186	0.0
10,557	6.000%,06/01/2038	12,485	0.0
39,489	6.000%,07/01/2038	46,628	0.0
110,745	6.000%,07/01/2038	129,990	0.0
1,045	6.000%,08/01/2038	1,236	0.0
24,180	6.000%,09/01/2038	28,583	0.0
14,901	6.000%,09/01/2038	16,839	0.0
3,390	6.000%,09/01/2038	3,826	0.0
5,633	6.000%,09/01/2038	6,662	0.0
70,959	6.000%,10/01/2038	79,747	0.0
13,486	6.000%,10/01/2038	15,754	0.0
364	6.000%,10/01/2038	409	0.0
25,065	6.000%,10/01/2038	29,625	0.0
11,227	6.000%,10/01/2038	13,278	0.0
12,125	6.000%,10/01/2038	13,622	0.0
1,496	6.000%,10/01/2038	1,753	0.0
488	6.000%,11/01/2038	567	0.0
1,156	6.000%,11/01/2038	1,300	0.0
119,599	6.000%,11/01/2038	136,628	0.0
1,887	6.000%,12/01/2038	2,155	0.0
12,992	6.000%,12/01/2038	14,724	0.0
63,243	6.000%,12/01/2038	74,793	0.0
1,265	6.000%,10/01/2039	1,496	0.0
16,642	6.000%,10/01/2039	19,651	0.0
373,571	6.000%,02/01/2040	441,825	0.0
16,244	6.000%,04/01/2040	19,211	0.0
112,309	6.000%,09/01/2040	126,594	0.0
165,168	6.000%,10/01/2040	195,020	0.0
243,999	6.000%,05/01/2041	287,273	0.0
3,444	6.500%,04/01/2027	3,871	0.0
814	6.500%,02/01/2028	915	0.0
15	6.500%,06/01/2029	17	0.0
5,391	6.500%,01/01/2032	6,064	0.0
6,763	6.500%,04/01/2032	7,744	0.0
8,851	6.500%,10/01/2032	9,954	0.0
12,501	6.500%,10/01/2032	14,049	0.0
5,079	6.500%,03/01/2038	6,095	0.0
579	7.000%,08/01/2025	616	0.0
450	7.000%,02/01/2026	452	0.0
6,825	7.000%,03/01/2026	6,911	0.0
5,265	7.000%,03/01/2026	5,656	0.0
1,591	7.000%,03/01/2026	1,596	0.0
558	7.000%,12/01/2027	566	0.0
241,146	7.000%,03/01/2038	288,513	0.0
489,335	7.000%,04/01/2038	600,174	0.0
9,241	7.500%,09/01/2031	10,861	0.0
		190,031,303	5.8

	Total U.S. Government Agency Obligations
	(Cost $322,155,905)	339,539,584	10.3

ASSET-BACKED SECURITIES: 10.4%
		Automobile Asset-Backed Securities: 0.3%
1,800,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	1,872,977	0.1
1,650,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	1,685,119	0.0
595,246		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	599,142	0.0
1,900,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	1,940,390	0.1
2,650,000		Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	2,683,397	0.1
1,200,000		Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	1,200,295	0.0
			9,981,320	0.3

		Home Equity Asset-Backed Securities: 0.2%
1,263,078	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,218,552	0.0
336,978		Home Equity Asset Trust 2005-2 M5, 1.181%, (US0001M + 1.095%), 07/25/2035	337,643	0.0
1,388,998		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.001%, (US0001M + 0.915%), 03/25/2035	1,391,637	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

242,625		New Century Home Equity Loan Trust 2005-2 M3, 0.821%, (US0001M + 0.735%), 06/25/2035	242,943	0.0
50,613		Renaissance Home Equity Loan Trust 2003-2 A, 0.966%, (US0001M + 0.880%), 08/25/2033	50,255	0.0
1,410,234	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,513,514	0.1
53,870		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.246%, (US0001M + 0.160%), 11/25/2036	20,557	0.0
			4,775,101	0.2

		Other Asset-Backed Securities: 9.2%
2,000,000	(1)	AGL CLO 12 Ltd. 2021-12A C, 1.980%, (US0003M + 1.850%), 07/20/2034	2,001,324	0.1
8,750,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.464%, (US0003M + 1.330%), 01/20/2033	8,758,391	0.3
2,438,164	(1),(3),(4),(5),(8)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
650,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.083%, (US0003M + 1.950%), 04/14/2029	645,977	0.0
9,500,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.454%, (US0003M + 1.320%), 01/20/2033	9,505,282	0.3
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.356%, (US0003M + 1.230%), 01/15/2030	7,968,464	0.2
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.484%, (US0003M + 1.350%), 07/18/2029	3,470,059	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 1.434%, (US0003M + 1.300%), 07/20/2029	4,393,088	0.1
732,823	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 2.990%, 10/25/2036	738,339	0.0
3,200,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.464%, (US0003M + 1.330%), 01/17/2033	3,203,795	0.1
2,250,000	(1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.284%, (US0003M + 2.150%), 01/20/2032	2,245,903	0.1
5,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.476%, (US0003M + 1.350%), 01/15/2033	5,003,340	0.2
1,450,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.126%, (US0003M + 2.000%), 04/15/2034	1,447,747	0.0
5,000,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A C, 2.146%, (US0003M + 2.000%), 04/19/2034	5,003,045	0.2
6,300,000	(1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.384%, (US0003M + 2.250%), 07/20/2029	6,300,025	0.2
2,350,000	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,445,052	0.1
3,490,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 1.304%, (US0003M + 1.170%), 07/20/2034	3,491,878	0.1
3,000,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 2.134%, (US0003M + 2.000%), 07/20/2034	3,002,127	0.1
1,750,000	(1)	California Street CLO IX L.P. 2012-9A CR3, 2.619%, (US0003M + 2.500%), 07/16/2032	1,750,182	0.1
4,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.274%, (US0003M + 1.140%), 01/20/2031	4,001,460	0.1
5,500,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 2.184%, (US0003M + 2.050%), 04/20/2034	5,507,612	0.2
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.264%, (US0003M + 1.130%), 04/17/2031	2,400,175	0.1
3,250,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 2.138%, (US0003M + 2.000%), 07/23/2034	3,252,317	0.1
3,350,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1R, 1.239%, (US0003M + 1.150%), 10/17/2034	3,357,350	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

3,000,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 1.539%, (US0003M + 1.450%), 10/17/2034	2,999,997	0.1
45,965		Chase Funding Trust Series 2002-4 2A1, 0.826%, (US0001M + 0.740%), 10/25/2032	45,910	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 0.686%, (US0001M + 0.600%), 07/25/2033	103,711	0.0
3,000,000	(1)	CIFC Funding 2017-2A CR Ltd., 1.984%, (US0003M + 1.850%), 04/20/2030	3,000,186	0.1
4,000,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.456%, (US0003M + 1.330%), 01/16/2033	4,002,428	0.1
931,000	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	1,014,647	0.0
490,000	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	514,191	0.0
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.336%, (US0003M + 1.210%), 10/15/2030	12,160,182	0.4
1,396,500	(1)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	1,478,795	0.0
1,365,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,467,162	0.0
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 1.146%, (US0003M + 1.020%), 04/15/2031	1,200,172	0.0
5,000,000	(1)	Dryden Senior Loan Fund 2017-47A CR, 2.176%, (US0003M + 2.050%), 04/15/2028	5,000,225	0.2
1,600,000	(1)	Dryden Senior Loan Fund 2021-92A A, 1.269%, (US0003M + 1.150%), 11/20/2034	1,600,078	0.0
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.325%, (US0003M + 1.200%), 08/15/2030	7,461,880	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,837,063	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 1.316%, (US0003M + 1.190%), 10/15/2030	2,100,057	0.1
111,370		GSAMP Trust 2007-FM1 A2A, 0.156%, (US0001M + 0.070%), 12/25/2036	68,822	0.0
1,317,237	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,370,944	0.0
2,000,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.134%, (US0003M + 2.000%), 10/20/2027	2,000,034	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 1.384%, (US0003M + 1.250%), 01/20/2031	10,000,090	0.3
2,450,000	(1)	LCM 30A CR Ltd., 2.134%, (US0003M + 2.000%), 04/20/2031	2,450,941	0.1
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 0.646%, (US0001M + 0.560%), 10/25/2034	57,557	0.0
2,090,000	(1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.134%, (US0003M + 2.000%), 04/19/2033	2,090,104	0.1
4,600,000	(1)	Magnetite XXVI Ltd. 2020-26A A1R, 1.239%, (US0003M + 1.120%), 07/25/2034	4,599,986	0.1
1,750,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,778,873	0.1
1,788,401	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,921,279	0.1
1,041,145	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,106,144	0.0
2,112,524	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,237,293	0.1
2,000,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.576%, (US0003M + 2.450%), 10/16/2032	2,000,000	0.1
3,700,000	(1)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.875%, (US0003M + 1.750%), 07/25/2030	3,699,981	0.1
1,500,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	1,500,370	0.0
9,880,000	(1)	Oaktree CLO 2020-1A AR Ltd., 1.276%, (US0003M + 1.150%), 07/15/2034	9,885,296	0.3
8,400,000	(1)	OCP CLO 2020-19A AR Ltd., 1.284%, (US0003M + 1.150%), 10/20/2034	8,424,528	0.3
5,050,000	(1)	OCP CLO 2021-21A C Ltd., 2.046%, (US0003M + 1.900%), 07/20/2034	5,054,479	0.2
3,950,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.084%, (US0003M + 1.950%), 03/17/2030	3,948,021	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.484%, (US0003M + 1.350%), 07/19/2030	4,000,000	0.1
4,250,000	(1)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.125%, (US0003M + 1.000%), 01/25/2031	4,251,262	0.1
1,800,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.084%, (US0003M + 1.900%), 07/19/2035	1,802,821	0.1
8,000,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.465%, (US0003M + 1.340%), 11/15/2032	8,005,592	0.2
4,000,000	(1)	Palmer Square CLO 2013-2A BR3 Ltd., 1.984%, (US0003M + 1.850%), 10/17/2031	4,000,184	0.1
5,515,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.234%, (US0003M + 1.100%), 07/20/2030	5,514,989	0.2
7,000,000	(1)	Palmer Square CLO Ltd. 2021-2A C, 1.906%, (US0003M + 1.800%), 07/15/2034	7,011,193	0.2
301,306		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 1.166%, (US0001M + 1.080%), 03/25/2035	301,933	0.0
696,758	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.633%, 01/25/2036	702,598	0.0
2,450,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	2,452,254	0.1
158,893		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	175,220	0.0
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,450,700	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,531,766	0.0
1,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,030,935	0.0
1,533,208	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,619,603	0.0
2,600,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.440%, (US0003M + 2.300%), 04/25/2034	2,606,430	0.1
2,060,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.526%, (US0003M + 1.400%), 01/15/2033	2,061,250	0.1
2,800,000	(1)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 2.346%, (US0003M + 2.200%), 07/20/2034	2,801,980	0.1
1,874,335	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,080,468	0.1
8,200,000	(1)	Symphony CLO XXV Ltd. 2021-25A C, 2.235%, (US0003M + 2.050%), 04/19/2034	8,207,257	0.2
1,750,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,940,123	0.1
1,500,000	(1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	1,504,836	0.0
900,000	(1)	TCW CLO 2018-1A A1B2 Ltd., 1.825%, (US0003M + 1.700%), 04/25/2031	900,384	0.0
6,000,000	(1)	TCW CLO 2020-1A CRR Ltd., 2.196%, (US0003M + 2.050%), 04/20/2034	6,005,556	0.2
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,340,165	0.2
9,500,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.316%, (US0003M + 1.190%), 11/01/2031	9,500,143	0.3
7,000,000	(1)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.626%, (US0003M + 2.500%), 04/15/2035	7,020,328	0.2
1,340,500	(1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,331,903	0.0
3,950,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.228%, (US0003M + 1.100%), 07/15/2034	3,951,410	0.1
			304,177,641	9.2

		Student Loan Asset-Backed Securities: 0.7%
638,704	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	653,127	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2021 (Unaudited) (Continued)

454,980	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	472,018	0.0
811,667	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	831,821	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 1.684%, (US0001M + 1.600%), 10/15/2031	764,377	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,047,642	0.1
1,447,705	(1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	1,481,736	0.0
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,494,884	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,553,478	0.1
2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,584,056	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,187,872	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,291,967	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	5,203,225	0.2
1,243,390	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	1,283,128	0.0
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,044,353	0.0
			23,893,684	0.7

	Total Asset-Backed Securities
	(Cost $339,774,925)		342,827,746	10.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.8%
12,611,520	(3),(4)	BANK 2019-BNK16 XA, 1.118%, 02/15/2052	722,413	0.0
2,600,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,425,627	0.1
50,816,458	(3),(4)	Bank 2019-BNK19 XA, 1.090%, 08/15/2061	3,277,326	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	518,869	0.0
27,688,995	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.201%, 08/15/2052	1,654,863	0.1
19,550,350	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.207%, 03/15/2052	1,274,949	0.0
3,160,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	3,226,389	0.1
2,258,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	2,289,248	0.1
3,537,000	(1),(5),(9)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,722,981	0.1
1,348,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.523%, 05/25/2052	1,240,338	0.0
4,000,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 2.434%, (US0001M + 2.350%), 02/15/2038	4,027,753	0.1
2,280,000	(1),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	2,357,092	0.1
18,073,657	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.525%, 08/10/2049	987,024	0.0
4,120,000	(1),(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.581%, 08/10/2049	3,383,969	0.1
35,046,075	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.037%, 09/15/2050	1,557,269	0.0
51,685,222	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.692%, 06/10/2051	1,950,300	0.1
2,101,000	(1),(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.234%, 11/10/2051	2,245,849	0.1
13,479,228	(3),(4)	COMM 2012-CR2 XA, 1.773%, 08/15/2045	100,732	0.0
24,130,762	(3),(4)	COMM 2012-CR3 XA, 1.994%, 10/15/2045	207,498	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.768%, 10/15/2045	416,196	0.0
19,181,651	(3),(4)	COMM 2012-CR5 XA, 1.648%, 12/10/2045	234,734	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2021 (Unaudited) (Continued)

14,547,099	(1),(3),(4)	COMM 2012-LC4 XA, 2.230%, 12/10/2044	809	0.0
1,910,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	1,891,738	0.1
910,000	(3)	COMM 2016-COR1 C, 4.510%, 10/10/2049	976,654	0.0
75,062,597	(3),(4)	COMM 2016-CR28 XA, 0.792%, 02/10/2049	1,775,666	0.1
3,906,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,797,410	0.1
750,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	664,340	0.0
4,520,000	(1)	CSWF 2021-SOP2 D, 2.401%, (US0001M + 2.317%), 06/15/2034	4,520,528	0.1
4,736,550	(1),(8)	DBUBS 2011-LC2A F Mortgage Trust, 3.736%, (US0001M + 3.650%), 07/10/2044	3,836,606	0.1
1,989,649	(1)	Extended Stay America Trust 2021-ESH E, 2.934%, (US0001M + 2.850%), 07/15/2038	2,015,346	0.1
2,636,285	(1)	Extended Stay America Trust 2021-ESH F, 3.784%, (US0001M + 3.700%), 07/15/2038	2,675,680	0.1
10,564,204		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	1,978,667	0.1
36,470,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	408,562	0.0
41,994,563	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.331%, 08/25/2022	343,306	0.0
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	508,264	0.0
27,650,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	678,091	0.0
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	321,077	0.0
1,500,000	(1)	FREMF 2019-KBF3 C Mortgage Trust, 4.833%, (US0001M + 4.750%), 01/25/2029	1,514,181	0.0
5,200,000	(1),(5),(9)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	3,210,697	0.1
66,363,246	(1),(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	296,538	0.0
7,380,000	(1),(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	39,989	0.0
230,176,901	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	3,959	0.0
1,000,000	(1),(3)	FRR Re-REMIC Trust 2018-C1 B725, 3.003%, 02/27/2050	1,004,494	0.0
3,000,000	(1),(3),(5)	FRR Re-REMIC Trust 2018-C1 C725, 3.690%, 02/27/2050	2,767,397	0.1
6,158,000	(1),(5)	GAM Re-REMIC Trust 2021-FRR1 1B, 4.200%, 07/28/2027	4,822,954	0.1
8,097,000	(1),(5)	GAM Re-REMIC Trust 2021-FRR1 2B, 4.250%, 12/29/2027	6,210,969	0.2
3,070,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	1,779,709	0.1
28,836,170	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.190%, 11/10/2046	501,233	0.0
39,403,389	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.104%, 06/10/2047	728,159	0.0
6,930,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	7,058,413	0.2
5,310,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	5,341,836	0.2
105,421,574	(3),(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.934%, 09/01/2052	5,706,132	0.2
100,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.534%, (US0001M + 2.450%), 04/15/2038	100,389	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2021 (Unaudited) (Continued)

11,861,149	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.156%, 06/15/2045	33,510	0.0
42,673,284	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.808%, 12/15/2049	985,113	0.0
3,720,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	3,766,224	0.1
2,039,482	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.104%, 10/15/2048	52,551	0.0
1,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.084%, (US0001M + 2.000%), 05/15/2036	991,698	0.0
718,611	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.525%, 11/15/2038	2,325	0.0
3,754,434	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.525%, 11/15/2038	12,149	0.0
700,000	(1)	Life 2021-BMR F Mortgage Trust, 2.434%, (US0001M + 2.350%), 03/15/2038	703,420	0.0
4,447,000	(1),(3)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.317%, 04/20/2048	4,258,424	0.1
3,151,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.665%, (SOFR30A + 2.500%), 07/15/2036	3,153,953	0.1
1,706,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.062%, 04/15/2047	1,772,367	0.1
1,900,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,746,364	0.1
2,060,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.611%, 12/10/2045	1,815,562	0.1
3,520,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.611%, 12/10/2045	2,252,742	0.1
26,505,557	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.181%, 12/15/2047	697,531	0.0
25,065,609	(3),(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.686%, 04/15/2054	2,896,183	0.1
1,630,000	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.965%, 11/15/2044	1,634,339	0.1
18,538,987	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.935%, 08/15/2045	116,901	0.0
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.381%, 03/15/2045	7,296,080	0.2
6,583,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	5,900,282	0.2
33,422,385	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.244%, 03/15/2048	395,828	0.0
8,510,000	(3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	8,938,507	0.3
2,500,000	(3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,528,291	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $156,881,440)		156,251,556	4.8

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 24.5%
		Affiliated Investment Companies: 24.5%
9,736,510		Voya Emerging Markets Corporate Debt Fund - Class P	100,286,057	3.0
14,813,928		Voya Emerging Markets Hard Currency Debt Fund - Class P	141,917,429	4.3
8,692,199		Voya Emerging Markets Local Currency Debt Fund - Class P	55,630,072	1.7
92,622		Voya Floating Rate Fund - Class P	840,081	0.0
16,987,032		Voya High Yield Bond Fund - Class P	137,085,352	4.2
15,825,058		Voya Investment Grade Credit Fund - Class P	178,981,401	5.4
19,626,118		Voya Securitized Credit Fund - Class P	192,532,220	5.9

	Total Mutual Funds
	(Cost $802,414,199)		807,272,612	24.5

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2021 (Unaudited) (Continued)

			Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
	Total Purchased Options
	(Cost $1,228,923)		490,557	0.0

	Total Long-Term Investments
	(Cost $3,203,245,003)		3,272,355,273	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
		Commercial Paper: 1.7%
750,000	(11)	ANZ Bank, 0.120%, 02/10/2022	749,762	0.0
9,000,000		AT&T, Inc., 0.190%, 01/19/2022	8,994,921	0.3
22,000,000		Basf SE, 0.080%, 10/01/2021	21,999,951	0.7
150,000	(11)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	149,965	0.0
250,000	(11)	DNB Bank ASA, 0.140%, 03/16/2022	249,883	0.0
575,000	(11)	DNB Bank ASA, 0.140%, 03/22/2022	574,710	0.0
4,000,000		Duke Energy Corp., 0.110%, 10/05/2021	3,999,938	0.2
6,000,000		Fiserv, Inc., 0.160%, 10/18/2021	5,999,535	0.3
400,000	(11)	Lloyds Bank PLC, 0.150%, 03/29/2022	399,720	0.0
747,000	(11)	LMA-Americas LLC, 0.100%, 01/26/2022	746,684	0.0
725,000	(11)	Matchpoint Finance PLC, 0.120%, 01/18/2022	724,719	0.0
725,000	(11)	National Australia Bank Ltd., 0.120%, 02/18/2022	724,685	0.0
250,000	(11)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	249,922	0.0
725,000	(11)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	724,764	0.0
750,000	(11)	NRW.Bank, 0.130%, 03/21/2022	749,545	0.0
250,000	(11)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	249,938	0.0
750,000	(11)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	749,836	0.0
800,000	(11)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	799,413	0.0
750,000	(11)	Societe Generale, 0.170%, 03/31/2022	749,469	0.0
725,000	(11)	Swedbank AB, 0.150%, 03/23/2022	724,530	0.0
750,000	(11)	Swedbank AB, 0.150%, 03/24/2022	749,508	0.0
725,000	(11)	Victory Receivables Corporation, 0.120%, 01/06/2022	724,757	0.0
5,000,000		Volkswagen AG, 0.450%, 11/10/2021	4,997,494	0.2
725,000	(11)	Westpac Banking Corp., 0.130%, 03/25/2022	724,574	0.0

	Total Commercial Paper
	(Cost $57,509,310)		57,508,223	1.7

		Floating Rate Notes: 0.1%
975,000	(11)	ANZ Bank, 0.130%, 03/30/2022	975,000	0.1
675,000	(11)	Bank of Montreal, 0.120%, 01/05/2022	675,254	0.0
725,000	(11)	Barclays Bank PLC, 0.160%, 03/22/2022	725,015	0.0
725,000	(11)	Barclays Bank PLC, 0.160%, 03/24/2022	725,008	0.0
250,000	(11)	DBS Bank Ltd., 0.140%, 03/16/2022	249,968	0.0
700,000	(11)	Royal Bank of Canada, 0.120%, 12/14/2021	700,140	0.0
675,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/22/2022	674,957	0.0

	Total Floating Rate Notes
	(Cost $4,725,342)		4,725,342	0.1

		Repurchase Agreements: 2.5%
2,909,036	(11)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/21, 0.09%, due 10/01/21 (Repurchase Amount $2,909,043, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $2,967,217, due 01/01/25-09/01/51)	2,909,036	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2021 (Unaudited) (Continued)

19,097,534	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $19,097,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $19,479,485, due 11/01/21-07/20/71)	19,097,534	0.6
7,029,714	(11)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $7,029,724, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $7,170,309, due 11/15/21-01/20/69)	7,029,714	0.2
8,139,695	(11)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $8,139,713, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $8,302,548, due 10/12/21-08/15/51)	8,139,695	0.2
4,012,465	(11)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $4,012,473, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $4,092,715, due 06/01/22-11/01/56)	4,012,465	0.1
6,525,132	(11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $6,525,143, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $6,655,646, due 08/01/23-07/20/71)	6,525,132	0.2
3,708,108	(11)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $3,708,116, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $3,781,657, due 08/15/28-08/15/44)	3,708,108	0.1
15,148,542	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $15,148,563, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $15,451,514, due 10/31/21-05/01/58)	15,148,542	0.5

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2021 (Unaudited) (Continued)

11,641,128	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $11,641,160, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,874,294, due 07/15/23-02/15/48)	11,641,128	0.4
3,130,932	(11)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $3,130,941, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,193,551, due 11/20/21-09/15/56)	3,130,932	0.1

	Total Repurchase Agreements
	(Cost $81,342,286)		81,342,286	2.5

		Certificates of Deposit: 0.1%
240,000	(11)	Credit Agricole, 0.100%, 12/01/2021	240,012	0.0
250,000	(11)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	249,992	0.0
750,000	(11)	Lloyds Bank PLC, 0.130%, 02/22/2022	750,347	0.1
725,000	(11)	Norinchukin Bank of New York, 0.110%, 01/27/2022	724,976	0.0
230,000	(11)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	230,069	0.0
525,000	(11)	Toronto-Dominion Bank, 0.150%, 03/03/2022	525,208	0.0

	Total Certificates of Deposit
	(Cost $2,720,604)		2,720,604	0.1

		Time Deposits: 0.3%
1,060,000	(11)	Barclays Bank PLC, 0.090%, 10/01/2021	1,060,000	0.0
1,840,000	(11)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.040%, 10/01/2021	1,840,000	0.1
3,020,000	(11)	Landesbank Baden-Wurttemberg, 0.040%, 10/01/2021	3,020,000	0.1
3,420,000	(11)	Mizuho Bank LTD, 0.070%, 10/01/2021	3,420,000	0.1
1,260,000	(11)	Societe Generale, 0.040%, 10/01/2021	1,260,000	0.0

	Total Time Deposits
	(Cost $10,600,000)		10,600,000	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
40,738,000	(11),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	40,738,000	1.3
3,523,000	(11),(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	3,523,000	0.1
3,523,000	(11),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	3,523,000	0.1
	Total Mutual Funds
	(Cost $47,784,000)		47,784,000	1.5

	Total Short-Term Investments
	(Cost $204,681,542)		204,680,455	6.2

	Total Investments in Securities (Cost $3,407,926,545)		$3,477,035,728	105.7
	Liabilities in Excess of Other Assets		(186,126,026)	(5.7)
	Net Assets		$3,290,909,702	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Mutual Funds	$807,272,612	$–	$–	$807,272,612
Purchased Options	–	490,557	–	490,557
Corporate Bonds/Notes	–	896,118,739	–	896,118,739
Collateralized Mortgage Obligations	–	461,752,663	–	461,752,663
Municipal Bonds	–	2,144,484	–	2,144,484
Asset-Backed Securities	–	342,827,746	–	342,827,746
U.S. Government Agency Obligations	–	339,539,584	–	339,539,584
Commercial Mortgage-Backed Securities	–	152,414,950	3,836,606	156,251,556
U.S. Treasury Obligations	–	265,957,332	–	265,957,332
Short-Term Investments	47,784,000	156,896,455	–	204,680,455
Total Investments, at fair value	$855,056,612	$2,618,142,510	$3,836,606	$3,477,035,728
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,498,014	–	1,498,014
Futures	942,653	–	–	942,653
Total Assets	$855,999,265	$2,619,640,524	$3,836,606	$3,479,476,395
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(760,884)	$–	$(760,884)
Forward Foreign Currency Contracts	–	(329,719)	–	(329,719)
Futures	(6,538,931)	–	–	(6,538,931)
Total Liabilities	$(6,538,931)	$(1,090,603)	$–	$(7,629,534)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$98,587,276	$3,413,435	$-	$(1,714,654)	$100,286,057	$3,413,435	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	143,867,617	5,391,506	-	(7,341,694)	141,917,429	5,391,506	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	60,168,510	2,010,218	-	(6,548,656)	55,630,072	2,010,218	-	-
Voya Floating Rate Fund Class P	805,101	25,016	-	9,964	840,081	25,016	-	-
Voya High Yield Bond Fund - Class P	130,980,813	5,929,690	-	174,849	137,085,352	5,929,689	-	-
Voya Investment Grade Credit Fund - Class P	179,924,268	4,002,567	-	(4,945,434)	178,981,401	4,002,567	-	-
Voya Securitized Credit Fund - Class P	184,966,051	4,878,529	-	2,687,640	192,532,220	4,878,529	-	-
	$799,299,636	$25,650,961	$-	$(17,677,985)	$807,272,612	$25,650,960	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP 4,202,365	USD 82,356	Barclays Bank PLC	10/01/21	$27
USD 83,796	PHP 4,202,365	Barclays Bank PLC	10/01/21	1,413
USD 3,115,134	MYR 13,034,344	Barclays Bank PLC	12/03/21	12,827
USD 81,761	PHP 4,202,365	Barclays Bank PLC	12/03/21	146
USD 5,639,409	IDR 81,522,390,850	BNP Paribas	10/01/21	(56,479)
USD 2,082,866	HUF 621,498,481	BNP Paribas	10/01/21	79,771
HUF 621,498,481	USD 2,029,102	BNP Paribas	10/01/21	(26,006)
RUB 350,169,974	USD 4,818,565	BNP Paribas	10/01/21	(7,959)
PLN 19,482,975	USD 4,958,544	BNP Paribas	10/01/21	(59,939)
USD 2,840,360	COP 10,683,261,693	BNP Paribas	11/05/21	41,356
USD 2,024,401	HUF 621,498,481	BNP Paribas	12/03/21	25,969
USD 4,958,536	PLN 19,482,975	BNP Paribas	12/03/21	61,043
USD 4,764,878	RUB 350,169,974	BNP Paribas	12/03/21	1,775
IDR 81,522,390,850	USD 5,719,344	Citibank N.A.	10/01/21	(23,457)
USD 4,753,830	RUB 350,169,974	Citibank N.A.	10/01/21	(56,775)
USD 2,510,043	CZK 53,820,783	Citibank N.A.	10/01/21	49,821
USD 1,544,291	PEN 6,295,766	Citibank N.A.	11/05/21	22,783
USD 5,679,341	IDR 81,522,390,850	Citibank N.A.	12/03/21	26,249
TRY 11,065,391	USD 1,250,214	Credit Suisse International	10/01/21	(5,933)
USD 1,206,883	TRY 11,065,391	Credit Suisse International	12/03/21	1,280
USD 1,535,322	RON 6,364,323	Goldman Sachs International	10/01/21	45,633
RON 6,364,323	USD 1,503,879	Goldman Sachs International	10/01/21	(14,190)
USD 4,815,291	BRL 25,054,440	Goldman Sachs International	11/05/21	237,941
USD 1,498,917	RON 6,364,323	Goldman Sachs International	12/03/21	14,432
USD 5,086,763	PLN 19,482,975	HSBC Bank USA N.A.	10/01/21	188,159
ILS 11,094	USD 3,466	HSBC Bank USA N.A.	10/01/21	(25)
USD 2,016,855	CLP 1,551,286,349	HSBC Bank USA N.A.	11/05/21	109,832
USD 3,468	ILS 11,094	HSBC Bank USA N.A.	12/03/21	25
USD 225,421	SGD 305,095	JPMorgan Chase Bank N.A.	10/01/21	722
USD 1,286,467	TRY 11,065,391	JPMorgan Chase Bank N.A.	10/01/21	42,186
USD 4,390,004	ZAR 63,520,811	JPMorgan Chase Bank N.A.	10/01/21	171,805
USD 6,083,398	MXN 122,418,537	JPMorgan Chase Bank N.A.	11/05/21	181,529
SGD 305,095	USD 225,386	JPMorgan Chase Bank N.A.	12/03/21	(718)
USD 3,453	ILS 11,094	Morgan Stanley Capital Services LLC	10/01/21	12
CZK 53,820,783	USD 2,473,566	Morgan Stanley Capital Services LLC	10/01/21	(13,345)
USD 5,651,981	CNY 36,684,320	Morgan Stanley Capital Services LLC	12/03/21	(8,568)
USD 2,468,990	CZK 53,820,783	Morgan Stanley Capital Services LLC	12/03/21	14,551
USD 4,806,998	THB 158,691,497	Standard Chartered Bank	10/01/21	116,840
THB 158,691,497	USD 4,741,320	Standard Chartered Bank	10/01/21	(51,162)
SGD 305,095	USD 225,504	Standard Chartered Bank	10/01/21	(806)
ZAR 63,520,811	USD 4,214,526	Standard Chartered Bank	10/01/21	3,673
USD 4,177,986	ZAR 63,520,811	Standard Chartered Bank	12/03/21	(4,357)
USD 4,734,502	THB 158,691,497	Standard Chartered Bank	12/03/21	46,214
				$1,168,295

At September 30, 2021, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	678	12/21/21	$89,231,156	$(1,028,668)
U.S. Treasury 2-Year Note	276	12/31/21	60,735,094	(29,713)
U.S. Treasury 5-Year Note	794	12/31/21	97,457,297	(571,834)
U.S. Treasury Long Bond	515	12/21/21	81,997,656	(1,635,123)
U.S. Treasury Ultra Long Bond	599	12/21/21	114,446,438	(3,273,593)
			$443,867,641	$(6,538,931)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(431)	12/21/21	(62,602,750)	942,653
			$(62,602,750)	$942,653

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 12	Buy	(5.000)	12/20/24	USD	81,704,670	$(7,173,201)	$(760,884)
						$(7,173,201)	$(760,884)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Reference Entity(1)	Exercise Rate	(Pay)/ Receive Exercise Rate	Strike Price	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 36, Version 1	5.000%	Pay	107.000%	11/17/21	USD 107,221,000	$1,228,923	$490,557
								$1,228,923	$490,557

(1)	Payments received quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,401,007,217.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$115,240,926
Gross Unrealized Depreciation	(50,813,599)
Net Unrealized Appreciation	$64,427,327